Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.40%
Activision Blizzard, Inc.	798,682	$63,854,626
Alphabet, Inc., Class A(b)	285,433	33,201,567
Alphabet, Inc., Class C(b)	263,532	30,738,372
AT&T, Inc.	2,952,130	55,441,001
Charter Communications, Inc., Class A(b)(c)	128,819	55,662,690
Comcast Corp., Class A	1,467,192	55,049,044
DISH Network Corp., Class A(b)(c)	3,041,802	52,836,101
Electronic Arts, Inc.	457,737	60,068,827
Fox Corp., Class A	1,319,478	43,687,917
Fox Corp., Class B	609,055	18,819,799
Interpublic Group of Cos., Inc. (The)(c)	2,109,881	63,022,145
Live Nation Entertainment, Inc.(b)(c)	661,653	62,188,765
Lumen Technologies, Inc.(c)	5,419,773	59,021,328
Match Group, Inc.(b)(c)	796,605	58,399,113
Meta Platforms, Inc., Class A(b)	347,902	55,351,208
Netflix, Inc.(b)	333,851	75,083,090
News Corp., Class A	2,802,370	48,032,622
News Corp., Class B	868,009	14,999,196
Omnicom Group, Inc.(c)	898,353	62,740,974
Paramount Global, Class B(c)	2,174,480	51,426,452
Take-Two Interactive Software, Inc.(b)(c)	477,388	63,363,709
T-Mobile US, Inc.(b)(c)	467,967	66,947,359
Twitter, Inc.(b)	1,566,981	65,202,079
Verizon Communications, Inc.	1,201,885	55,515,068
Walt Disney Co. (The)(b)	614,473	65,195,585
Warner Bros Discovery, Inc.(b)(c)	4,110,338	61,655,070
		1,397,503,707
Consumer Discretionary-11.63%
Advance Auto Parts, Inc.(c)	340,452	65,918,316
Amazon.com, Inc.(b)	557,093	75,179,700
Aptiv PLC(b)	602,881	63,236,188
AutoZone, Inc.(b)	29,551	63,162,012
Bath & Body Works, Inc.(c)	1,802,876	64,074,213
Best Buy Co., Inc.(c)	841,369	64,776,999
Booking Holdings, Inc.(b)	28,985	56,105,975
BorgWarner, Inc.	1,628,840	62,645,186
Caesars Entertainment, Inc.(b)	1,342,469	61,337,409
CarMax, Inc.(b)(c)	636,038	63,311,223
Carnival Corp.(b)(c)	5,522,368	50,032,654
Chipotle Mexican Grill, Inc.(b)(c)	46,364	72,523,496
D.R. Horton, Inc.	867,762	67,711,469
Darden Restaurants, Inc.(c)	509,223	63,393,171
Dollar General Corp.	261,743	65,024,813
Dollar Tree, Inc.(b)(c)	391,545	64,745,881
Domino’s Pizza, Inc.(c)	160,491	62,930,126
eBay, Inc.	1,379,386	67,079,541
Etsy, Inc.(b)(c)	805,391	83,535,155
Expedia Group, Inc.(b)	530,364	56,245,102
Ford Motor Co.(c)	4,790,644	70,374,560
Garmin Ltd.(c)	611,228	59,668,077
General Motors Co.(b)	1,744,654	63,261,154
Genuine Parts Co.(c)	449,391	68,698,402
Hasbro, Inc.	719,271	56,621,013
Hilton Worldwide Holdings, Inc.	479,177	61,368,198
Home Depot, Inc. (The)	211,207	63,560,635
Las Vegas Sands Corp.(b)(c)	1,823,333	68,721,421
Lennar Corp., Class A(c)	820,459	69,739,015
LKQ Corp.	1,232,745	67,603,736
Lowe’s Cos., Inc.	327,804	62,784,300
Marriott International, Inc., Class A	382,110	60,686,710
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	257,330	$67,773,002
MGM Resorts International(c)	1,921,961	62,905,784
Mohawk Industries, Inc.(b)(c)	463,057	59,493,563
Newell Brands, Inc.(c)	3,191,207	64,494,293
NIKE, Inc., Class B	532,342	61,176,743
Norwegian Cruise Line Holdings Ltd.(b)(c)	4,641,380	56,392,767
NVR, Inc.(b)	14,569	64,003,074
O’Reilly Automotive, Inc.(b)	100,592	70,775,525
Penn National Gaming, Inc.(b)(c)	1,898,080	65,578,664
Pool Corp.(c)	158,611	56,735,155
PulteGroup, Inc.	1,454,325	63,437,657
PVH Corp.	930,850	57,638,232
Ralph Lauren Corp.(c)	612,082	60,369,648
Ross Stores, Inc.(c)	791,168	64,290,312
Royal Caribbean Cruises Ltd.(b)(c)	1,333,802	51,631,475
Starbucks Corp.	807,192	68,433,738
Tapestry, Inc.(c)	1,867,935	62,818,654
Target Corp.	408,128	66,679,953
Tesla, Inc.(b)	87,670	78,153,422
TJX Cos., Inc. (The)	1,035,738	63,345,736
Tractor Supply Co.	312,718	59,879,243
Ulta Beauty, Inc.(b)	149,822	58,267,274
VF Corp.(c)	1,291,318	57,696,088
Whirlpool Corp.(c)	371,644	64,246,098
Wynn Resorts Ltd.(b)(c)	980,584	62,247,472
Yum! Brands, Inc.	533,825	65,414,916
		3,699,934,338
Consumer Staples-6.63%
Altria Group, Inc.	1,248,043	54,739,166
Archer-Daniels-Midland Co.	721,300	59,702,001
Brown-Forman Corp., Class B	892,343	66,229,697
Campbell Soup Co.(c)	1,301,552	64,231,591
Church & Dwight Co., Inc.	711,102	62,555,643
Clorox Co. (The)	465,870	66,079,001
Coca-Cola Co. (The)	994,671	63,828,038
Colgate-Palmolive Co.	797,126	62,765,701
Conagra Brands, Inc.	1,875,356	64,155,929
Constellation Brands, Inc., Class A	255,498	62,931,712
Costco Wholesale Corp.	131,830	71,359,579
Estee Lauder Cos., Inc. (The), Class A	244,808	66,857,065
General Mills, Inc.(c)	893,253	66,806,392
Hershey Co. (The)	286,279	65,260,161
Hormel Foods Corp.	1,332,458	65,743,478
JM Smucker Co. (The)	475,685	62,942,639
Kellogg Co.(c)	877,818	64,888,307
Keurig Dr Pepper, Inc.	1,721,066	66,674,097
Kimberly-Clark Corp.	478,094	63,008,008
Kraft Heinz Co. (The)	1,631,005	60,069,914
Kroger Co. (The)	1,195,562	55,521,899
Lamb Weston Holdings, Inc.	917,391	73,079,367
McCormick & Co., Inc.(c)	694,269	60,644,397
Molson Coors Beverage Co., Class B(c)	1,167,037	69,730,461
Mondelez International, Inc., Class A	1,004,604	64,334,840
Monster Beverage Corp.(b)	701,733	69,906,641
PepsiCo, Inc.	375,810	65,751,718
Philip Morris International, Inc.	596,859	57,984,852
Procter & Gamble Co. (The)	430,321	59,775,890
Sysco Corp.	745,681	63,308,317
Tyson Foods, Inc., Class A	725,908	63,887,163
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.(c)	1,470,356	$58,255,505
Walmart, Inc.	501,891	66,274,707
		2,109,283,876
Energy-3.45%
APA Corp.	1,250,157	46,468,336
Baker Hughes Co., Class A(c)	1,732,056	44,496,519
Chevron Corp.	348,238	57,034,420
ConocoPhillips	522,326	50,890,222
Coterra Energy, Inc.(c)	1,780,285	54,458,918
Devon Energy Corp.	823,993	51,787,960
Diamondback Energy, Inc.	392,454	50,241,961
EOG Resources, Inc.	423,704	47,124,359
Exxon Mobil Corp.	608,018	58,935,185
Halliburton Co.(c)	1,507,086	44,157,620
Hess Corp.	477,797	53,737,828
Kinder Morgan, Inc.	3,209,669	57,741,945
Marathon Oil Corp.	2,014,554	49,960,939
Marathon Petroleum Corp.	563,276	51,629,878
Occidental Petroleum Corp.(c)	956,337	62,879,158
ONEOK, Inc.	943,445	56,361,404
Phillips 66	574,515	51,131,835
Pioneer Natural Resources Co.(c)	225,463	53,423,458
Schlumberger N.V.	1,293,768	47,908,229
Valero Energy Corp.	434,306	48,108,076
Williams Cos., Inc. (The)	1,750,627	59,678,874
		1,098,157,124
Financials-13.20%
Aflac, Inc.(c)	1,097,940	62,911,962
Allstate Corp. (The)(c)	490,203	57,339,045
American Express Co.	395,533	60,919,993
American International Group, Inc.	1,143,143	59,180,513
Ameriprise Financial, Inc.	242,774	65,529,558
Aon PLC, Class A	240,811	70,085,633
Arthur J. Gallagher & Co.(c)	399,188	71,450,660
Assurant, Inc.	351,228	61,738,858
Bank of America Corp.	1,841,390	62,257,396
Bank of New York Mellon Corp. (The)	1,427,399	62,034,761
Berkshire Hathaway, Inc., Class B(b)	209,427	62,953,756
BlackRock, Inc.	98,864	66,157,812
Brown & Brown, Inc.	1,095,588	71,322,779
Capital One Financial Corp.	542,563	59,589,694
Cboe Global Markets, Inc.	556,484	68,658,996
Charles Schwab Corp. (The)	981,682	67,785,142
Chubb Ltd.	302,899	57,138,867
Cincinnati Financial Corp.(c)	509,392	49,584,217
Citigroup, Inc.	1,280,271	66,446,065
Citizens Financial Group, Inc.	1,669,360	63,385,599
CME Group, Inc., Class A	305,553	60,951,712
Comerica, Inc.	811,677	63,124,120
Discover Financial Services	622,425	62,864,925
Everest Re Group Ltd.(c)	219,627	57,399,516
FactSet Research Systems, Inc.	168,321	72,324,167
Fifth Third Bancorp	1,711,940	58,411,393
First Republic Bank	431,775	70,254,110
Franklin Resources, Inc.(c)	2,486,980	68,267,601
Globe Life, Inc.	665,264	67,012,043
Goldman Sachs Group, Inc. (The)	213,824	71,286,783
Hartford Financial Services Group, Inc. (The)	894,555	57,671,961
Huntington Bancshares, Inc.	4,906,055	65,201,471
Intercontinental Exchange, Inc.	624,706	63,713,765
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	3,534,733	$62,706,163
JPMorgan Chase & Co.	510,876	58,934,655
KeyCorp	3,437,308	62,902,736
Lincoln National Corp.	1,194,863	61,344,266
Loews Corp.	1,012,228	58,962,281
M&T Bank Corp.	368,320	65,358,384
MarketAxess Holdings, Inc.	222,988	60,380,691
Marsh & McLennan Cos., Inc.	407,127	66,752,543
MetLife, Inc.	962,337	60,867,815
Moody’s Corp.(c)	223,524	69,348,321
Morgan Stanley	788,851	66,500,139
MSCI, Inc.	148,975	71,707,627
Nasdaq, Inc.(c)	406,722	73,576,010
Northern Trust Corp.	602,230	60,090,509
PNC Financial Services Group, Inc. (The)	385,809	64,021,146
Principal Financial Group, Inc.(c)	920,833	61,640,561
Progressive Corp. (The)(c)	537,902	61,891,004
Prudential Financial, Inc.(c)	620,752	62,068,993
Raymond James Financial, Inc.(c)	683,573	67,311,433
Regions Financial Corp.	3,032,781	64,234,302
S&P Global, Inc.	183,515	69,172,309
Signature Bank	302,959	56,220,102
State Street Corp.	936,390	66,521,146
SVB Financial Group(b)	137,884	55,643,088
Synchrony Financial	1,938,454	64,899,440
T. Rowe Price Group, Inc.(c)	531,789	65,659,988
Travelers Cos., Inc. (The)	360,827	57,263,245
Truist Financial Corp.	1,329,283	67,088,913
U.S. Bancorp	1,253,653	59,172,422
W.R. Berkley Corp.(c)	894,816	55,952,845
Wells Fargo & Co.	1,523,972	66,856,652
Willis Towers Watson PLC(c)	306,163	63,357,371
Zions Bancorporation N.A.	1,157,038	63,116,423
		4,196,478,396
Health Care-13.02%
Abbott Laboratories	557,195	60,645,104
AbbVie, Inc.	426,582	61,218,783
ABIOMED, Inc.(b)(c)	243,884	71,460,451
Agilent Technologies, Inc.	506,574	67,931,573
Align Technology, Inc.(b)	237,626	66,765,777
AmerisourceBergen Corp.	422,809	61,700,517
Amgen, Inc.	254,524	62,987,054
Baxter International, Inc.	835,314	48,999,519
Becton, Dickinson and Co.(c)	244,955	59,844,956
Biogen, Inc.(b)	309,250	66,507,305
Bio-Rad Laboratories, Inc., Class A(b)	120,682	67,975,343
Bio-Techne Corp.	182,538	70,328,241
Boston Scientific Corp.(b)	1,640,599	67,346,589
Bristol-Myers Squibb Co.	813,399	60,012,578
Cardinal Health, Inc.	1,142,504	68,047,538
Catalent, Inc.(b)(c)	572,585	64,759,363
Centene Corp.(b)(c)	768,187	71,418,345
Charles River Laboratories International, Inc.(b)(c)	278,294	69,723,779
Cigna Corp.	241,142	66,400,861
Cooper Cos., Inc. (The)	183,741	60,083,307
CVS Health Corp.	655,573	62,725,225
Danaher Corp.	242,870	70,789,319
DaVita, Inc.(b)(c)	655,643	55,178,915
DENTSPLY SIRONA, Inc.	1,598,097	57,787,188
DexCom, Inc.(b)(c)	831,437	68,244,349

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	656,766	$66,031,254
Elevance Health, Inc.	126,525	60,365,078
Eli Lilly and Co.	205,608	67,786,902
Gilead Sciences, Inc.	1,005,592	60,084,122
HCA Healthcare, Inc.	310,470	65,950,037
Henry Schein, Inc.(b)(c)	750,057	59,126,993
Hologic, Inc.(b)	851,527	60,781,997
Humana, Inc.	137,479	66,264,878
IDEXX Laboratories, Inc.(b)	176,582	70,488,003
Illumina, Inc.(b)	299,163	64,822,639
Incyte Corp.(b)	867,640	67,398,275
Intuitive Surgical, Inc.(b)	297,596	68,497,671
IQVIA Holdings, Inc.(b)	294,593	70,781,860
Johnson & Johnson	353,963	61,773,623
Laboratory Corp. of America Holdings	271,941	71,300,211
McKesson Corp.	194,939	66,587,264
Medtronic PLC	658,599	60,933,579
Merck & Co., Inc.	700,611	62,592,587
Mettler-Toledo International, Inc.(b)	50,849	68,632,421
Moderna, Inc.(b)(c)	480,490	78,843,604
Molina Healthcare, Inc.(b)	220,964	72,414,322
Organon & Co.(c)	1,722,515	54,638,176
PerkinElmer, Inc.(c)	430,472	65,935,396
Pfizer, Inc.	1,222,335	61,740,141
Quest Diagnostics, Inc.(c)	465,340	63,551,484
Regeneron Pharmaceuticals, Inc.(b)	106,829	62,141,361
ResMed, Inc.	292,894	70,446,865
STERIS PLC(c)	276,551	62,403,733
Stryker Corp.	282,262	60,615,764
Teleflex, Inc.	228,147	54,860,228
Thermo Fisher Scientific, Inc.	115,897	69,353,924
UnitedHealth Group, Inc.	126,057	68,365,753
Universal Health Services, Inc., Class B	532,250	59,862,158
Vertex Pharmaceuticals, Inc.(b)	239,645	67,198,854
Viatris, Inc.	5,453,594	52,845,326
Waters Corp.(b)	185,206	67,420,540
West Pharmaceutical Services, Inc.	208,148	71,511,327
Zimmer Biomet Holdings, Inc.	538,752	59,472,833
Zoetis, Inc.	378,196	69,039,680
		4,141,742,842
Industrials-14.47%
3M Co.(c)	443,702	63,555,874
A.O. Smith Corp.	1,051,997	66,559,850
Alaska Air Group, Inc.(b)	1,388,224	61,539,970
Allegion PLC	570,190	60,269,083
American Airlines Group, Inc.(b)(c)	4,152,260	56,927,485
AMETEK, Inc.	528,992	65,330,512
Boeing Co. (The)(b)	480,942	76,618,870
C.H. Robinson Worldwide, Inc.(c)	600,463	66,471,254
Carrier Global Corp.(c)	1,635,787	66,298,447
Caterpillar, Inc.	283,855	56,274,254
Cintas Corp.	162,938	69,328,490
Copart, Inc.(b)	564,006	72,249,169
CSX Corp.	2,015,810	65,171,137
Cummins, Inc.(c)	297,265	65,787,717
Deere & Co.	182,169	62,516,757
Delta Air Lines, Inc.(b)(c)	1,739,214	55,307,005
Dover Corp.	475,685	63,589,571
Eaton Corp. PLC	445,701	66,137,571
Emerson Electric Co.	701,572	63,190,590
Equifax, Inc.(c)	333,108	69,589,592
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.(c)	620,313	$65,908,256
Fastenal Co.	1,175,085	60,352,366
FedEx Corp.	295,447	68,865,741
Fortive Corp.	1,032,426	66,539,856
Fortune Brands Home & Security, Inc.	936,962	65,287,512
Generac Holdings, Inc.(b)(c)	233,605	62,676,222
General Dynamics Corp.(c)	271,869	61,624,546
General Electric Co.	857,477	63,376,125
Honeywell International, Inc.	327,892	63,106,094
Howmet Aerospace, Inc.	1,797,496	66,741,026
Huntington Ingalls Industries, Inc.	288,107	62,473,122
IDEX Corp.	329,653	68,815,064
Illinois Tool Works, Inc.	310,392	64,487,042
Ingersoll Rand, Inc.(c)	1,315,222	65,498,056
J.B. Hunt Transport Services, Inc.	373,045	68,367,957
Jacobs Engineering Group, Inc.	473,446	65,004,136
Johnson Controls International PLC(c)	1,176,437	63,421,719
L3Harris Technologies, Inc.	254,081	60,971,818
Leidos Holdings, Inc.	606,456	64,890,792
Lockheed Martin Corp.	141,923	58,729,157
Masco Corp.	1,116,216	61,816,042
Nielsen Holdings PLC	2,503,314	59,954,370
Nordson Corp.(c)	294,116	67,937,855
Norfolk Southern Corp.	266,287	66,883,306
Northrop Grumman Corp.	131,686	63,064,425
Old Dominion Freight Line, Inc.	247,076	74,990,037
Otis Worldwide Corp.	833,385	65,145,705
PACCAR, Inc.(c)	717,756	65,689,029
Parker-Hannifin Corp.(c)	231,744	66,994,873
Pentair PLC	1,276,008	62,384,031
Quanta Services, Inc.(c)	482,455	66,930,982
Raytheon Technologies Corp.	639,619	59,618,887
Republic Services, Inc.	482,683	66,928,825
Robert Half International, Inc.(c)	721,979	57,137,418
Rockwell Automation, Inc.(c)	292,573	74,688,035
Rollins, Inc.(c)	1,799,701	69,414,468
Snap-on, Inc.(c)	291,710	65,357,625
Southwest Airlines Co.(b)(c)	1,521,705	58,007,395
Stanley Black & Decker, Inc.(c)	555,431	54,060,099
Textron, Inc.	970,500	63,703,620
Trane Technologies PLC	469,136	68,958,301
TransDigm Group, Inc.(b)	105,124	65,422,870
Union Pacific Corp.	289,289	65,755,390
United Airlines Holdings, Inc.(b)(c)	1,483,969	54,535,861
United Parcel Service, Inc., Class B(c)	352,945	68,785,451
United Rentals, Inc.(b)	217,973	70,333,348
Verisk Analytics, Inc.	372,207	70,812,382
W.W. Grainger, Inc.	125,002	67,942,337
Wabtec Corp.	676,787	63,259,281
Waste Management, Inc.	403,361	66,377,086
Xylem, Inc.(c)	762,175	70,142,965
		4,602,882,104
Information Technology-15.80%
Accenture PLC, Class A	213,581	65,411,317
Adobe, Inc.(b)	155,078	63,600,589
Advanced Micro Devices, Inc.(b)	644,217	60,859,180
Akamai Technologies, Inc.(b)	626,876	60,318,009
Amphenol Corp., Class A	904,178	69,739,249
Analog Devices, Inc.(c)	389,260	66,937,150
ANSYS, Inc.(b)	252,575	70,465,899
Apple, Inc.	445,377	72,378,216

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	599,484	$63,533,314
Arista Networks, Inc.(b)	643,173	75,013,267
Autodesk, Inc.(b)	326,496	70,627,615
Automatic Data Processing, Inc.	288,609	69,589,402
Broadcom, Inc.	112,829	60,417,673
Broadridge Financial Solutions, Inc.	436,009	70,001,245
Cadence Design Systems, Inc.(b)	409,654	76,228,416
CDW Corp.	365,033	66,264,440
Ceridian HCM Holding, Inc.(b)(c)	1,166,497	63,889,041
Cisco Systems, Inc.	1,404,429	63,718,944
Citrix Systems, Inc.	623,690	63,248,403
Cognizant Technology Solutions Corp., Class A	873,693	59,376,176
Corning, Inc.(c)	1,835,331	67,466,768
DXC Technology Co.(b)	1,865,660	58,954,856
Enphase Energy, Inc.(b)	311,305	88,466,655
EPAM Systems, Inc.(b)(c)	201,237	70,282,022
F5, Inc.(b)	389,928	65,258,350
Fidelity National Information Services, Inc.	624,579	63,806,991
Fiserv, Inc.(b)(c)	647,480	68,425,686
FleetCor Technologies, Inc.(b)	257,546	56,683,299
Fortinet, Inc.(b)	1,059,325	63,188,736
Gartner, Inc.(b)	246,619	65,472,412
Global Payments, Inc.	520,113	63,620,222
Hewlett Packard Enterprise Co.(c)	4,292,381	61,123,505
HP, Inc.	1,731,264	57,806,905
Intel Corp.	1,558,919	56,604,349
International Business Machines Corp.(c)	448,537	58,664,154
Intuit, Inc.	160,189	73,073,416
Jack Henry & Associates, Inc.(c)	338,536	70,337,625
Juniper Networks, Inc.(c)	2,120,087	59,426,039
Keysight Technologies, Inc.(b)	434,650	70,674,090
KLA Corp.	183,023	70,196,641
Lam Research Corp.	128,760	64,445,668
Mastercard, Inc., Class A	182,429	64,541,556
Microchip Technology, Inc.(c)	952,182	65,567,253
Micron Technology, Inc.	975,440	60,340,718
Microsoft Corp.	241,427	67,778,216
Monolithic Power Systems, Inc.	144,225	67,024,242
Motorola Solutions, Inc.	291,863	69,635,593
NetApp, Inc.	914,247	65,213,239
NortonLifeLock, Inc.	2,661,449	65,285,344
NVIDIA Corp.	359,893	65,367,366
NXP Semiconductors N.V. (China)	342,084	62,902,406
ON Semiconductor Corp.(b)(c)	1,015,678	67,826,977
Oracle Corp.	909,774	70,816,808
Paychex, Inc.	506,323	64,951,114
Paycom Software, Inc.(b)	207,529	68,586,259
PayPal Holdings, Inc.(b)	770,212	66,646,444
PTC, Inc.(b)	559,940	69,085,397
Qorvo, Inc.(b)	603,296	62,785,015
QUALCOMM, Inc.	458,558	66,518,423
Roper Technologies, Inc.	156,323	68,261,564
salesforce.com, inc.(b)	342,313	62,992,438
Seagate Technology Holdings PLC(c)	757,752	60,605,005
ServiceNow, Inc.(b)(c)	129,101	57,664,253
Skyworks Solutions, Inc.	609,286	66,339,060
SolarEdge Technologies, Inc.(b)(c)	214,814	77,360,966
Synopsys, Inc.(b)	199,991	73,496,693
TE Connectivity Ltd. (Switzerland)	495,088	66,208,118
	Shares	Value
Information Technology-(continued)
Teledyne Technologies, Inc.(b)(c)	160,457	$62,802,870
Teradyne, Inc.(c)	629,901	63,550,712
Texas Instruments, Inc.	387,148	69,256,906
Trimble, Inc.(b)	976,993	67,832,624
Tyler Technologies, Inc.(b)	180,939	72,194,661
VeriSign, Inc.(b)	361,252	68,334,428
Visa, Inc., Class A(c)	306,148	64,937,052
Western Digital Corp.(b)	1,130,505	55,507,796
Zebra Technologies Corp., Class A(b)	200,017	71,544,081
		5,025,357,531
Materials-5.27%
Air Products and Chemicals, Inc.	246,065	61,080,715
Albemarle Corp.(c)	257,882	63,003,151
Amcor PLC(c)	4,786,907	61,990,446
Avery Dennison Corp.	361,699	68,889,192
Ball Corp.(c)	891,954	65,487,263
Celanese Corp.	418,736	49,205,667
CF Industries Holdings, Inc.	696,317	66,491,310
Corteva, Inc.	1,053,442	60,625,587
Dow, Inc.	987,210	52,529,444
DuPont de Nemours, Inc.	961,432	58,868,481
Eastman Chemical Co.(c)	597,673	57,334,771
Ecolab, Inc.	384,818	63,560,389
FMC Corp.	541,987	60,214,756
Freeport-McMoRan, Inc.	1,517,656	47,882,047
International Flavors & Fragrances, Inc.(c)	488,992	60,659,458
International Paper Co.	1,357,317	58,052,448
Linde PLC (United Kingdom)	196,468	59,333,336
LyondellBasell Industries N.V., Class A	595,469	53,068,197
Martin Marietta Materials, Inc.	189,867	66,848,373
Mosaic Co. (The)	1,144,636	60,276,532
Newmont Corp.	912,849	41,333,803
Nucor Corp.(c)	508,252	69,020,622
Packaging Corp. of America	403,122	56,682,984
PPG Industries, Inc.	526,993	68,134,925
Sealed Air Corp.	1,019,390	62,305,117
Sherwin-Williams Co. (The)(c)	246,837	59,719,744
Vulcan Materials Co.	390,673	64,589,967
WestRock Co.	1,353,723	57,343,706
		1,674,532,431
Real Estate-6.36%
Alexandria Real Estate Equities, Inc.(c)	417,515	69,215,637
American Tower Corp.	243,323	65,899,168
AvalonBay Communities, Inc.	314,095	67,197,484
Boston Properties, Inc.	630,224	57,451,220
Camden Property Trust(c)	458,593	64,707,472
CBRE Group, Inc., Class A(b)	832,706	71,296,288
Crown Castle, Inc.	353,759	63,910,101
Digital Realty Trust, Inc.	464,952	61,582,892
Duke Realty Corp.(c)	1,226,979	76,759,806
Equinix, Inc.	94,059	66,193,081
Equity Residential	845,426	66,272,944
Essex Property Trust, Inc.	225,430	64,592,458
Extra Space Storage, Inc.	365,948	69,354,465
Federal Realty OP L.P.(c)	599,074	63,268,205
Healthpeak Properties, Inc.	2,383,130	65,845,882
Host Hotels & Resorts, Inc.	3,276,817	58,360,111
Iron Mountain, Inc.(c)	1,196,727	58,029,292
Kimco Realty Corp.(c)	2,957,922	65,399,656

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	363,262	$67,468,651
Prologis, Inc.	520,996	69,063,230
Public Storage	198,670	64,847,875
Realty Income Corp.	925,975	68,512,890
Regency Centers Corp.	1,001,652	64,536,438
SBA Communications Corp., Class A	187,673	63,018,717
Simon Property Group, Inc.	603,237	65,535,668
UDR, Inc.	1,364,661	66,049,592
Ventas, Inc.(c)	1,160,540	62,413,841
VICI Properties, Inc.(c)	2,040,133	69,752,147
Vornado Realty Trust(c)	1,952,739	59,343,738
Welltower, Inc.(c)	744,234	64,257,164
Weyerhaeuser Co.	1,704,709	61,915,031
		2,022,051,144
Utilities-5.73%
AES Corp. (The)	2,952,130	65,596,329
Alliant Energy Corp.	1,029,654	62,736,818
Ameren Corp.(c)	684,412	63,732,445
American Electric Power Co., Inc.	621,666	61,271,401
American Water Works Co., Inc.(c)	411,964	64,035,684
Atmos Energy Corp.(c)	545,505	66,218,852
CenterPoint Energy, Inc.	2,027,901	64,264,183
CMS Energy Corp.	902,051	61,997,965
Consolidated Edison, Inc.	641,894	63,720,817
Constellation Energy Corp.	1,021,597	67,527,562
Dominion Energy, Inc.	770,116	63,134,110
DTE Energy Co.	479,065	62,422,169
Duke Energy Corp.	566,767	62,304,696
Edison International	911,937	61,801,970
Entergy Corp.(c)	526,857	60,657,046
Evergy, Inc.	915,065	62,462,337
Eversource Energy	693,876	61,213,741
Exelon Corp.	1,327,557	61,718,125
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	1,504,443	$61,832,607
NextEra Energy, Inc.(c)	804,652	67,985,047
NiSource, Inc.	2,032,603	61,791,131
NRG Energy, Inc.	1,386,622	52,344,981
Pinnacle West Capital Corp.	828,434	60,865,046
PPL Corp.(c)	2,156,044	62,697,760
Public Service Enterprise Group, Inc.	932,973	61,268,337
Sempra Energy	394,922	65,478,068
Southern Co. (The)	846,709	65,103,455
WEC Energy Group, Inc.	615,027	63,845,953
Xcel Energy, Inc.(c)	860,121	62,943,655
		1,822,972,290
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $31,584,646,759)		31,790,895,783
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.80%
Invesco Private Government Fund, 1.77%(d)(e)(f)	601,476,075	601,476,075
Invesco Private Prime Fund, 1.89%(d)(e)(f)	1,560,551,513	1,560,551,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,162,068,020)		2,162,027,588
TOTAL INVESTMENTS IN SECURITIES-106.76% (Cost $33,746,714,779)		33,952,923,371
OTHER ASSETS LESS LIABILITIES-(6.76)%		(2,148,942,989)
NET ASSETS-100.00%		$31,803,980,382

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Ltd.	$59,558,699	$8,729,491	$(3,956,164)	$(1,817,334)	$191,471	$62,706,163	$600,917
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	17,804,249	174,777,203	(192,581,452)	-	-	-	47,219
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$367,592,691	$1,533,131,519	$(1,299,248,135)	$-	$-	$601,476,075	$1,494,586*
Invesco Private Prime Fund	845,183,990	2,967,244,038	(2,252,129,077)	132,888	119,674	1,560,551,513	4,320,639*
Total	$1,290,139,629	$4,683,882,251	$(3,747,914,828)	$(1,684,446)	$311,145	$2,224,733,751	$6,463,361

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Diversified Telecommunication Services-12.16%
AT&T, Inc.	69,359	$1,302,562
Lumen Technologies, Inc.(b)	127,332	1,386,646
Verizon Communications, Inc.	28,238	1,304,313
		3,993,521
Entertainment-32.29%
Activision Blizzard, Inc.	18,763	1,500,102
Electronic Arts, Inc.	10,755	1,411,379
Live Nation Entertainment, Inc.(c)	15,546	1,461,168
Netflix, Inc.(c)	7,844	1,764,115
Take-Two Interactive Software, Inc.(c)	11,216	1,488,700
Walt Disney Co. (The)(c)	14,437	1,531,766
Warner Bros Discovery, Inc.(c)	96,570	1,448,550
		10,605,780
Interactive Media & Services-17.37%
Alphabet, Inc., Class A(c)	6,698	779,111
Alphabet, Inc., Class C(c)	6,194	722,468
Match Group, Inc.(c)	18,715	1,371,997
Meta Platforms, Inc., Class A(c)	8,173	1,300,324
Twitter, Inc.(c)	36,814	1,531,831
		5,705,731
Media-33.35%
Charter Communications, Inc., Class A(c)	3,026	1,307,535
Comcast Corp., Class A	34,471	1,293,352
DISH Network Corp., Class A(b)(c)	71,465	1,241,347
Fox Corp., Class A	31,026	1,027,271
Fox Corp., Class B	14,297	441,777
Interpublic Group of Cos., Inc. (The)	49,569	1,480,626
	Shares	Value
Media-(continued)
News Corp., Class A	65,897	$1,129,475
News Corp., Class B	20,376	352,097
Omnicom Group, Inc.	21,107	1,474,113
Paramount Global, Class B(b)	51,087	1,208,207
		10,955,800
Wireless Telecommunication Services-4.79%
T-Mobile US, Inc.(c)	10,996	1,573,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $42,574,076)		32,833,920
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.02%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,105,036	1,105,036
Invesco Private Prime Fund, 1.89%(d)(e)(f)	2,841,793	2,841,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,946,829)		3,946,829
TOTAL INVESTMENTS IN SECURITIES-111.98% (Cost $46,520,905)		36,780,749
OTHER ASSETS LESS LIABILITIES-(11.98)%		(3,933,731)
NET ASSETS-100.00%		$32,847,018
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$182,364	$(182,364)	$-	$-	$-	$70
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,132	3,502,474	(3,307,570)	-	-	1,105,036	2,670*
Invesco Private Prime Fund	2,122,766	6,737,188	(6,018,214)	(135)	188	2,841,793	7,706*
Total	$3,032,898	$10,422,026	$(9,508,148)	$(135)	$188	$3,946,829	$10,446

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Auto Components-3.40%
Aptiv PLC(b)	51,747	$5,427,743
BorgWarner, Inc.	139,793	5,376,439
		10,804,182
Automobiles-5.72%
Ford Motor Co.	411,172	6,040,117
General Motors Co.(b)	149,745	5,429,754
Tesla, Inc.(b)	7,532	6,714,401
		18,184,272
Distributors-5.21%
Genuine Parts Co.	38,560	5,894,667
LKQ Corp.	105,807	5,802,456
Pool Corp.(c)	13,622	4,872,589
		16,569,712
Hotels, Restaurants & Leisure-30.10%
Booking Holdings, Inc.(b)	2,497	4,833,418
Caesars Entertainment, Inc.(b)	115,217	5,264,265
Carnival Corp.(b)(c)	474,442	4,298,444
Chipotle Mexican Grill, Inc.(b)	3,981	6,227,160
Darden Restaurants, Inc.	43,709	5,441,333
Domino’s Pizza, Inc.	13,778	5,402,492
Expedia Group, Inc.(b)	45,520	4,827,396
Hilton Worldwide Holdings, Inc.	41,131	5,267,647
Las Vegas Sands Corp.(b)	156,485	5,897,920
Marriott International, Inc., Class A	32,788	5,207,390
McDonald’s Corp.	22,091	5,818,107
MGM Resorts International	164,960	5,399,141
Norwegian Cruise Line Holdings Ltd.(b)(c)	398,372	4,840,220
Penn National Gaming, Inc.(b)(c)	162,908	5,628,471
Royal Caribbean Cruises Ltd.(b)(c)	114,598	4,436,089
Starbucks Corp.	69,289	5,874,321
Wynn Resorts Ltd.(b)(c)	84,156	5,342,223
Yum! Brands, Inc.	45,821	5,614,905
		95,620,942
Household Durables-13.86%
D.R. Horton, Inc.	74,479	5,811,597
Garmin Ltd.	52,461	5,121,243
Lennar Corp., Class A	70,412	5,985,020
Mohawk Industries, Inc.(b)	39,746	5,106,566
Newell Brands, Inc.	273,897	5,535,458
NVR, Inc.(b)	1,252	5,500,161
PulteGroup, Inc.	124,822	5,444,736
Whirlpool Corp.(c)	31,905	5,515,417
		44,020,198
Internet & Direct Marketing Retail-6.10%
Amazon.com, Inc.(b)	47,819	6,453,174
eBay, Inc.	118,391	5,757,355
Etsy, Inc.(b)(c)	69,124	7,169,541
		19,380,070
Leisure Products-1.53%
Hasbro, Inc.	61,734	4,859,700
Multiline Retail-5.31%
Dollar General Corp.	22,462	5,580,235
	Shares	Value
Multiline Retail-(continued)
Dollar Tree, Inc.(b)	33,603	$5,556,592
Target Corp.	35,030	5,723,201
		16,860,028
Specialty Retail-20.64%
Advance Auto Parts, Inc.	29,222	5,657,964
AutoZone, Inc.(b)	2,532	5,411,872
Bath & Body Works, Inc.(c)	154,736	5,499,317
Best Buy Co., Inc.(c)	72,210	5,559,448
CarMax, Inc.(b)(c)	54,593	5,434,187
Home Depot, Inc. (The)	18,132	5,456,644
Lowe’s Cos., Inc.	28,139	5,389,463
O’Reilly Automotive, Inc.(b)	8,623	6,067,057
Ross Stores, Inc.	67,913	5,518,610
TJX Cos., Inc. (The)	88,909	5,437,674
Tractor Supply Co.	26,848	5,140,855
Ulta Beauty, Inc.(b)	12,854	4,999,049
		65,572,140
Textiles, Apparel & Luxury Goods-8.10%
NIKE, Inc., Class B	45,702	5,252,074
PVH Corp.	79,899	4,947,346
Ralph Lauren Corp.(c)	52,540	5,182,020
Tapestry, Inc.	160,322	5,391,629
VF Corp.(c)	110,840	4,952,331
		25,725,400
Total Common Stocks & Other Equity Interests (Cost $407,209,524)		317,596,644

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $69,704)	69,704	69,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $407,279,228)		317,666,348
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.50%
Invesco Private Government Fund, 1.77%(d)(e)(f)	12,901,445	12,901,445
Invesco Private Prime Fund, 1.89%(d)(e)(f)	33,175,144	33,175,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,076,709)		46,076,589
TOTAL INVESTMENTS IN SECURITIES-114.49% (Cost $453,355,937)		363,742,937
OTHER ASSETS LESS LIABILITIES-(14.49)%		(46,045,252)
NET ASSETS-100.00%		$317,697,685
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,268,368	$(5,198,664)	$-	$-	$69,704	$1,301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,585,005	30,958,197	(35,641,757)	-	-	12,901,445	32,457*
Invesco Private Prime Fund	38,490,048	74,067,594	(79,382,482)	(3,098)	3,082	33,175,144	92,751*
Total	$56,075,053	$110,294,159	$(120,222,903)	$(3,098)	$3,082	$46,146,293	$126,509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Beverages-22.05%
Brown-Forman Corp., Class B(b)	269,108	$19,973,196
Coca-Cola Co. (The)	299,998	19,250,872
Constellation Brands, Inc., Class A	77,044	18,976,708
Keurig Dr Pepper, Inc.	519,054	20,108,152
Molson Coors Beverage Co., Class B	351,962	21,029,729
Monster Beverage Corp.(c)	211,633	21,082,879
PepsiCo, Inc.	113,331	19,828,392
		140,249,928
Food & Staples Retailing-14.92%
Costco Wholesale Corp.	39,745	21,513,968
Kroger Co. (The)	360,561	16,744,453
Sysco Corp.	224,845	19,089,341
Walgreens Boots Alliance, Inc.	443,436	17,568,934
Walmart, Inc.	151,339	19,984,315
		94,901,011
Food Products-39.62%
Archer-Daniels-Midland Co.	217,526	18,004,627
Campbell Soup Co.(b)	392,451	19,367,457
Conagra Brands, Inc.	565,587	19,348,731
General Mills, Inc.(b)	269,346	20,144,387
Hershey Co. (The)	86,317	19,676,823
Hormel Foods Corp.	401,802	19,824,911
JM Smucker Co. (The)	143,416	18,976,805
Kellogg Co.	264,709	19,567,289
Kraft Heinz Co. (The)	491,771	18,111,926
Lamb Weston Holdings, Inc.	276,645	22,037,541
McCormick & Co., Inc.(b)	209,365	18,288,033
Mondelez International, Inc., Class A	302,992	19,403,608
Tyson Foods, Inc., Class A	218,931	19,268,117
		252,020,255
Household Products-14.89%
Church & Dwight Co., Inc.	214,451	18,865,255
	Shares	Value
Household Products-(continued)
Clorox Co. (The)	140,495	$19,927,811
Colgate-Palmolive Co.	240,380	18,927,521
Kimberly-Clark Corp.	144,157	18,998,451
Procter & Gamble Co. (The)	129,774	18,026,906
		94,745,944
Personal Products-3.17%
Estee Lauder Cos., Inc. (The), Class A	73,836	20,164,612
Tobacco-5.34%
Altria Group, Inc.	376,377	16,507,895
Philip Morris International, Inc.	180,005	17,487,486
		33,995,381
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $579,049,308)		636,077,131
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.34%
Invesco Private Government Fund, 1.77%(d)(e)(f)	9,507,754	9,507,754
Invesco Private Prime Fund, 1.89%(d)(e)(f)	24,448,511	24,448,511
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,956,197)		33,956,265
TOTAL INVESTMENTS IN SECURITIES-105.33% (Cost $613,005,505)		670,033,396
OTHER ASSETS LESS LIABILITIES-(5.33)%		(33,926,741)
NET ASSETS-100.00%		$636,106,655
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,276,950	$(5,276,950)	$-	$-	$-	$1,193
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,669,376	67,149,996	(65,311,618)	-	-	9,507,754	21,262*
Invesco Private Prime Fund	17,886,073	99,827,465	(93,262,537)	68	(2,558)	24,448,511	60,336*
Total	$25,555,449	$172,254,411	$(163,851,105)	$68	$(2,558)	$33,956,265	$82,791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Energy Equipment & Services-11.79%
Baker Hughes Co., Class A(b)	730,339	$18,762,409
Halliburton Co.	635,492	18,619,916
Schlumberger N.V.	545,008	20,181,646
		57,563,971
Oil, Gas & Consumable Fuels-88.00%
APA Corp.	527,175	19,595,095
Chevron Corp.	146,699	24,026,362
ConocoPhillips	220,215	21,455,548
Coterra Energy, Inc.	749,896	22,939,319
Devon Energy Corp.	347,466	21,838,238
Diamondback Energy, Inc.	165,454	21,181,421
EOG Resources, Inc.	178,719	19,877,127
Exxon Mobil Corp.	255,843	24,798,862
Hess Corp.	201,494	22,662,030
Kinder Morgan, Inc.	1,351,982	24,322,156
Marathon Oil Corp.	849,405	21,065,244
Marathon Petroleum Corp.	237,518	21,770,900
Occidental Petroleum Corp.	402,784	26,483,048
ONEOK, Inc.	397,437	23,742,886
Phillips 66	242,072	21,544,408
Pioneer Natural Resources Co.	94,977	22,504,800
Targa Resources Corp.	355,243	24,550,844
Valero Energy Corp.	183,142	20,286,639
Williams Cos., Inc. (The)	737,421	25,138,682
		429,783,609
Total Common Stocks & Other Equity Interests (Cost $448,986,618)		487,347,580
	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $248,920)	248,920	$248,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $449,235,538)		487,596,500
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Private Government Fund, 1.77%(c)(d)(e)	3,634,101	3,634,101
Invesco Private Prime Fund, 1.89%(c)(d)(e)	9,344,830	9,344,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,978,931)		12,978,931
TOTAL INVESTMENTS IN SECURITIES-102.50% (Cost $462,214,469)		500,575,431
OTHER ASSETS LESS LIABILITIES-(2.50)%		(12,198,391)
NET ASSETS-100.00%		$488,377,040

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,238	$6,443,593	$(6,375,911)	$-	$-	$248,920	$1,399
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,203,522	28,247,409	(39,816,830)	-	-	3,634,101	7,529*
Invesco Private Prime Fund	35,462,109	56,223,082	(82,342,260)	(1,800)	3,699	9,344,830	21,624*
Total	$50,846,869	$90,914,084	$(128,535,001)	$(1,800)	$3,699	$13,227,851	$30,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-26.98%
Bank of America Corp.	191,179	$6,463,762
Citigroup, Inc.	133,237	6,915,000
Citizens Financial Group, Inc.	173,800	6,599,186
Comerica, Inc.	84,518	6,572,965
Fifth Third Bancorp	177,715	6,063,636
First Republic Bank	44,957	7,314,953
Huntington Bancshares, Inc.	510,768	6,788,107
JPMorgan Chase & Co.	53,166	6,133,230
KeyCorp	357,871	6,549,039
M&T Bank Corp.	38,359	6,806,805
PNC Financial Services Group, Inc. (The)	40,197	6,670,290
Regions Financial Corp.	316,047	6,693,875
Signature Bank	31,574	5,859,187
SVB Financial Group(b)	14,358	5,794,171
Truist Financial Corp.	138,497	6,989,944
U.S. Bancorp	130,649	6,166,633
Wells Fargo & Co.	158,818	6,967,346
Zions Bancorporation N.A.	120,548	6,575,893
		117,924,022
Capital Markets-33.34%
Ameriprise Financial, Inc.	25,268	6,820,339
Bank of New York Mellon Corp. (The)	148,617	6,458,895
BlackRock, Inc.(c)	10,278	6,877,832
Cboe Global Markets, Inc.	57,930	7,147,403
Charles Schwab Corp. (The)	102,295	7,063,470
CME Group, Inc., Class A	31,811	6,345,658
FactSet Research Systems, Inc.	17,504	7,521,119
Franklin Resources, Inc.	258,931	7,107,656
Goldman Sachs Group, Inc. (The)	22,133	7,378,921
Intercontinental Exchange, Inc.	65,038	6,633,226
Invesco Ltd.(d)	366,944	6,509,587
MarketAxess Holdings, Inc.	23,150	6,268,557
Moody’s Corp.	23,274	7,220,758
Morgan Stanley	82,250	6,933,675
MSCI, Inc.	15,525	7,472,803
Nasdaq, Inc.	42,364	7,663,648
Northern Trust Corp.	62,772	6,263,390
Raymond James Financial, Inc.	71,232	7,014,215
S&P Global, Inc.	19,117	7,205,771
State Street Corp.	97,585	6,932,438
T. Rowe Price Group, Inc.(c)	55,407	6,841,102
		145,680,463
Consumer Finance-5.91%
American Express Co.	41,068	6,325,293
Capital One Financial Corp.	56,319	6,185,516
Discover Financial Services	64,798	6,544,598
Synchrony Financial	202,038	6,764,232
		25,819,639
	Shares	Value
Diversified Financial Services-1.50%
Berkshire Hathaway, Inc., Class B(b)	21,742	$6,535,645
Insurance-32.22%
Aflac, Inc.	114,314	6,550,192
Allstate Corp. (The)	51,045	5,970,734
American International Group, Inc.	119,017	6,161,510
Aon PLC, Class A	25,081	7,299,574
Arthur J. Gallagher & Co.	41,556	7,438,109
Assurant, Inc.	36,575	6,429,154
Brown & Brown, Inc.	114,064	7,425,566
Chubb Ltd.	31,525	5,946,876
Cincinnati Financial Corp.	52,903	5,149,578
Everest Re Group Ltd.	22,868	5,976,552
Globe Life, Inc.	69,256	6,976,157
Hartford Financial Services Group, Inc. (The)	92,873	5,987,522
Lincoln National Corp.	124,061	6,369,292
Loews Corp.	105,086	6,121,260
Marsh & McLennan Cos., Inc.	42,342	6,942,394
MetLife, Inc.	99,916	6,319,687
Principal Financial Group, Inc.	95,960	6,423,562
Progressive Corp. (The)	56,044	6,448,423
Prudential Financial, Inc.	64,680	6,467,353
Travelers Cos., Inc. (The)	37,579	5,963,787
W.R. Berkley Corp.	93,219	5,828,984
Willis Towers Watson PLC	31,913	6,604,076
		140,800,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $465,268,074)		436,760,111
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.11%
Invesco Private Government Fund, 1.77%(d)(e)(f)	3,810,585	3,810,585
Invesco Private Prime Fund, 1.89%(d)(e)(f)	9,798,647	9,798,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,608,798)		13,609,232
TOTAL INVESTMENTS IN SECURITIES-103.06% (Cost $478,876,872)		450,369,343
OTHER ASSETS LESS LIABILITIES-(3.06)%		(13,380,636)
NET ASSETS-100.00%		$436,988,707
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Ltd.	$7,012,025	$645,660	$(907,956)	$(190,780)	$(49,362)	$6,509,587	$70,255
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,273	2,992,463	(3,020,736)	-	-	-	829
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,115,131	9,432,293	(11,736,839)	-	-	3,810,585	5,995*
Invesco Private Prime Fund	14,063,546	28,276,205	(32,543,227)	434	1,689	9,798,647	17,010*
Total	$27,218,975	$41,346,621	$(48,208,758)	$(190,346)	$(47,673)	$20,118,819	$94,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-12.70%
AbbVie, Inc.	95,883	$13,760,169
Amgen, Inc.	57,210	14,157,759
Biogen, Inc.(b)	69,527	14,952,477
Gilead Sciences, Inc.	226,055	13,506,786
Incyte Corp.(b)	195,035	15,150,319
Moderna, Inc.(b)	108,011	17,723,525
Regeneron Pharmaceuticals, Inc.(b)	24,008	13,965,214
Vertex Pharmaceuticals, Inc.(b)	53,874	15,106,808
		118,323,057
Health Care Equipment & Supplies-28.84%
Abbott Laboratories	125,246	13,631,775
ABIOMED, Inc.(b)	54,832	16,066,324
Align Technology, Inc.(b)	53,412	15,007,170
Baxter International, Inc.	187,781	11,015,233
Becton, Dickinson and Co.	55,067	13,453,419
Boston Scientific Corp.(b)	368,811	15,139,692
Cooper Cos., Inc. (The)	41,311	13,508,697
DENTSPLY SIRONA, Inc.	359,260	12,990,842
DexCom, Inc.(b)	186,913	15,341,819
Edwards Lifesciences Corp.(b)	147,648	14,844,530
Hologic, Inc.(b)	191,419	13,663,488
IDEXX Laboratories, Inc.(b)	39,694	15,845,051
Intuitive Surgical, Inc.(b)	66,896	15,397,452
Medtronic PLC	148,059	13,698,419
ResMed, Inc.	65,848	15,837,761
STERIS PLC	62,160	14,026,404
Stryker Corp.	63,450	13,625,887
Teleflex, Inc.	51,299	12,335,357
Zimmer Biomet Holdings, Inc.	121,100	13,368,229
		268,797,549
Health Care Providers & Services-25.07%
AmerisourceBergen Corp.	95,059	13,871,960
Cardinal Health, Inc.	256,837	15,297,212
Centene Corp.(b)	172,691	16,055,082
Cigna Corp.	54,212	14,927,816
CVS Health Corp.	147,376	14,100,936
DaVita, Inc.(b)(c)	147,392	12,404,511
Elevance Health, Inc.	28,438	13,567,770
HCA Healthcare, Inc.	69,794	14,825,641
Henry Schein, Inc.(b)	168,624	13,292,630
Humana, Inc.	30,917	14,901,994
Laboratory Corp. of America Holdings	61,143	16,031,083
McKesson Corp.	43,821	14,968,377
Molina Healthcare, Inc.(b)	49,676	16,279,819
Quest Diagnostics, Inc.	104,616	14,287,407
UnitedHealth Group, Inc.	28,336	15,367,746
Universal Health Services, Inc., Class B	119,659	13,458,048
		233,638,032
Life Sciences Tools & Services-19.91%
Agilent Technologies, Inc.	113,880	15,271,308
Bio-Rad Laboratories, Inc., Class A(b)	27,119	15,275,048
	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Techne Corp.	41,047	$15,814,588
Charles River Laboratories International, Inc.(b)	62,552	15,671,778
Danaher Corp.	54,600	15,914,262
Illumina, Inc.(b)	67,249	14,571,513
IQVIA Holdings, Inc.(b)	66,209	15,908,037
Mettler-Toledo International, Inc.(b)	11,438	15,438,212
PerkinElmer, Inc.	96,765	14,821,495
Thermo Fisher Scientific, Inc.	26,064	15,596,958
Waters Corp.(b)	41,641	15,158,573
West Pharmaceutical Services, Inc.	46,781	16,072,081
		185,513,853
Pharmaceuticals-13.39%
Bristol-Myers Squibb Co.	182,856	13,491,116
Catalent, Inc.(b)	128,725	14,558,798
Eli Lilly and Co.	46,226	15,240,250
Johnson & Johnson	79,572	13,886,905
Merck & Co., Inc.	157,503	14,071,318
Organon & Co.	387,217	12,282,523
Pfizer, Inc.	274,777	13,878,986
Viatris, Inc.	1,225,960	11,879,552
Zoetis, Inc.	85,025	15,521,314
		124,810,762
Total Common Stocks & Other Equity Interests (Cost $823,783,342)		931,083,253

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $640,995)	640,995	640,995
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $824,424,337)		931,724,248
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.07%
Invesco Private Government Fund, 1.77%(d)(e)(f)	181,681	181,681
Invesco Private Prime Fund, 1.89%(d)(e)(f)	467,180	467,180
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $648,861)		648,861
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $825,073,198)		932,373,109
OTHER ASSETS LESS LIABILITIES-(0.05)%		(430,614)
NET ASSETS-100.00%		$931,942,495
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$363,099	$2,390,945	$(2,113,049)	$-	$-	$640,995	$1,585
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,702,093	39,321,823	(45,842,235)	-	-	181,681	12,448*
Invesco Private Prime Fund	16,417,660	93,249,256	(109,199,568)	(876)	708	467,180	35,140*
Total	$23,482,852	$134,962,024	$(157,154,852)	$(876)	$708	$1,289,856	$49,173

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-13.87%
Boeing Co. (The)(b)	33,233	$5,294,349
General Dynamics Corp.	18,793	4,259,810
Howmet Aerospace, Inc.	124,240	4,613,031
Huntington Ingalls Industries, Inc.	19,921	4,319,670
L3Harris Technologies, Inc.	17,561	4,214,113
Lockheed Martin Corp.	9,809	4,059,062
Northrop Grumman Corp.	9,098	4,357,032
Raytheon Technologies Corp.	44,210	4,120,814
Textron, Inc.	67,066	4,402,212
TransDigm Group, Inc.(b)	7,253	4,513,832
		44,153,925
Air Freight & Logistics-5.86%
C.H. Robinson Worldwide, Inc.	41,494	4,593,386
Expeditors International of Washington, Inc.	42,864	4,554,300
FedEx Corp.	20,419	4,759,465
United Parcel Service, Inc., Class B	24,403	4,755,900
		18,663,051
Airlines-6.22%
Alaska Air Group, Inc.(b)	95,946	4,253,286
American Airlines Group, Inc.(b)(c)	286,998	3,934,743
Delta Air Lines, Inc.(b)(c)	120,193	3,822,137
Southwest Airlines Co.(b)(c)	105,160	4,008,699
United Airlines Holdings, Inc.(b)	102,566	3,769,301
		19,788,166
Building Products-9.83%
A.O. Smith Corp.	72,717	4,600,805
Allegion PLC	39,415	4,166,165
Carrier Global Corp.	113,049	4,581,876
Fortune Brands Home & Security, Inc.	64,753	4,511,989
Johnson Controls International PLC	81,317	4,383,799
Masco Corp.	77,150	4,272,567
Trane Technologies PLC	32,425	4,766,151
		31,283,352
Commercial Services & Supplies-7.47%
Cintas Corp.	11,263	4,792,294
Copart, Inc.(b)	38,975	4,992,697
Republic Services, Inc.	33,372	4,627,361
Rollins, Inc.	124,382	4,797,414
Waste Management, Inc.	27,876	4,587,275
		23,797,041
Construction & Engineering-1.45%
Quanta Services, Inc.	33,354	4,627,201
Electrical Equipment-7.21%
AMETEK, Inc.	36,571	4,516,518
Eaton Corp. PLC	30,811	4,572,044
Emerson Electric Co.	48,488	4,367,314
Generac Holdings, Inc.(b)(c)	16,149	4,332,777
Rockwell Automation, Inc.	20,224	5,162,783
		22,951,436
Industrial Conglomerates-4.13%
3M Co.	30,678	4,394,317
General Electric Co.	59,270	4,380,645
Honeywell International, Inc.	22,652	4,359,604
		13,134,566
Machinery-23.76%
Caterpillar, Inc.	19,608	3,887,286
Cummins, Inc.	20,537	4,545,043
	Shares	Value
Machinery-(continued)
Deere & Co.	12,603	$4,325,098
Dover Corp.	32,867	4,393,661
Fortive Corp.	71,350	4,598,507
IDEX Corp.	22,793	4,758,039
Illinois Tool Works, Inc.	21,451	4,456,660
Ingersoll Rand, Inc.	90,901	4,526,870
Nordson Corp.	20,320	4,693,717
Otis Worldwide Corp.	57,596	4,502,279
PACCAR, Inc.	49,612	4,540,490
Parker-Hannifin Corp.	16,027	4,633,245
Pentair PLC	88,181	4,311,169
Snap-on, Inc.	20,155	4,515,728
Stanley Black & Decker, Inc.	38,405	3,737,959
Wabtec Corp.	46,786	4,373,087
Xylem, Inc.(c)	52,686	4,848,693
		75,647,531
Professional Services-8.41%
Equifax, Inc.	23,015	4,808,064
Jacobs Engineering Group, Inc.	32,715	4,491,770
Leidos Holdings, Inc.	41,919	4,485,333
Nielsen Holdings PLC	173,006	4,143,494
Robert Half International, Inc.	49,895	3,948,690
Verisk Analytics, Inc.(c)	25,718	4,892,849
		26,770,200
Road & Rail-7.41%
CSX Corp.	139,337	4,504,765
J.B. Hunt Transport Services, Inc.	25,785	4,725,617
Norfolk Southern Corp.	18,401	4,621,779
Old Dominion Freight Line, Inc.	17,090	5,186,986
Union Pacific Corp.	19,989	4,543,500
		23,582,647
Trading Companies & Distributors-4.31%
Fastenal Co.	81,209	4,170,894
United Rentals, Inc.(b)	15,070	4,862,637
W.W. Grainger, Inc.	8,645	4,698,817
		13,732,348
Total Common Stocks & Other Equity Interests (Cost $333,913,941)		318,131,464

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $173,485)	173,485	173,485
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $334,087,426)		318,304,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 1.77%(d)(e)(f)	3,451,627	3,451,627
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	8,875,613	$8,875,613
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,327,240)		12,327,240
TOTAL INVESTMENTS IN SECURITIES-103.86% (Cost $346,414,666)		330,632,189
OTHER ASSETS LESS LIABILITIES-(3.86)%		(12,274,736)
NET ASSETS-100.00%		$318,357,453
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,375	$1,563,338	$(1,413,228)	$-	$-	$173,485	$715
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,480,647	23,830,649	(31,859,669)	-	-	3,451,627	12,189*
Invesco Private Prime Fund	18,975,917	49,441,749	(59,541,558)	-	(495)	8,875,613	34,477*
Total	$30,479,939	$74,835,736	$(92,814,455)	$-	$(495)	$12,500,725	$47,381

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-56.92%
Air Products and Chemicals, Inc.	60,625	$15,048,944
Albemarle Corp.	63,356	15,478,504
Celanese Corp.	103,013	12,105,058
CF Industries Holdings, Inc.	171,492	16,375,771
Corteva, Inc.	259,473	14,932,671
Dow, Inc.	242,634	12,910,555
DuPont de Nemours, Inc.	236,262	14,466,322
Eastman Chemical Co.	146,883	14,090,486
Ecolab, Inc.	94,758	15,651,179
FMC Corp.	133,499	14,831,739
International Flavors & Fragrances, Inc.	120,165	14,906,468
Linde PLC (United Kingdom)	48,384	14,611,968
LyondellBasell Industries N.V., Class A	146,347	13,042,445
Mosaic Co. (The)	281,937	14,846,802
PPG Industries, Inc.	129,798	16,781,584
Sherwin-Williams Co. (The)	60,656	14,675,113
		234,755,609
Construction Materials-7.84%
Martin Marietta Materials, Inc.	46,768	16,466,077
Vulcan Materials Co.	95,997	15,871,184
		32,337,261
Containers & Packaging-25.71%
Amcor PLC(b)	1,179,016	15,268,257
Avery Dennison Corp.	88,874	16,926,942
Ball Corp.(b)	219,701	16,130,448
International Paper Co.	334,314	14,298,610
Packaging Corp. of America	99,302	13,962,854
Sealed Air Corp.	251,075	15,345,704
WestRock Co.	332,687	14,092,621
		106,025,436
	Shares	Value
Metals & Mining-9.45%
Freeport-McMoRan, Inc.	373,328	$11,778,498
Newmont Corp.	225,033	10,189,494
Nucor Corp.	125,178	16,999,173
		38,967,165
Total Common Stocks & Other Equity Interests (Cost $446,518,926)		412,085,471

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $98,828)	98,828	98,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $446,617,754)		412,184,299
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.52%
Invesco Private Government Fund, 1.77%(c)(d)(e)	4,067,087	4,067,087
Invesco Private Prime Fund, 1.89%(c)(d)(e)	10,458,235	10,458,235
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,525,322)		14,525,322
TOTAL INVESTMENTS IN SECURITIES-103.46% (Cost $461,143,076)		426,709,621
OTHER ASSETS LESS LIABILITIES-(3.46)%		(14,273,301)
NET ASSETS-100.00%		$412,436,320
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,092	$3,414,309	$(3,452,573)	$-	$-	$98,828	$1,467
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,860,545	39,344,235	(39,137,693)	-	-	4,067,087	19,834*
Invesco Private Prime Fund	9,001,641	95,171,459	(93,714,855)	-	(10)	10,458,235	56,118*
Total	$12,999,278	$137,930,003	$(136,305,121)	$-	$(10)	$14,624,150	$77,419

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Equity REITs-96.33%
Alexandria Real Estate Equities, Inc.	28,003	$4,642,337
American Tower Corp.	16,316	4,418,862
AvalonBay Communities, Inc.	21,076	4,509,000
Boston Properties, Inc.	42,271	3,853,424
Camden Property Trust	30,764	4,340,800
Crown Castle, Inc.	23,737	4,288,326
Digital Realty Trust, Inc.	31,195	4,131,778
Duke Realty Corp.	82,301	5,148,751
Equinix, Inc.	6,309	4,439,896
Equity Residential	56,698	4,444,556
Essex Property Trust, Inc.	15,130	4,335,199
Extra Space Storage, Inc.	24,538	4,650,442
Federal Realty OP L.P.	40,192	4,244,677
Healthpeak Properties, Inc.	159,854	4,416,766
Host Hotels & Resorts, Inc.	219,785	3,914,371
Iron Mountain, Inc.	80,262	3,891,904
Kimco Realty Corp.	198,404	4,386,712
Mid-America Apartment Communities, Inc.	24,365	4,525,312
Prologis, Inc.	34,951	4,633,105
Public Storage	13,320	4,347,781
Realty Income Corp.	62,113	4,595,741
Regency Centers Corp.	67,178	4,328,279
SBA Communications Corp., Class A	12,580	4,224,238
Simon Property Group, Inc.	40,462	4,395,792
UDR, Inc.	91,526	4,429,858
Ventas, Inc.	77,845	4,186,504
VICI Properties, Inc.(b)	136,835	4,678,389
Vornado Realty Trust	130,978	3,980,421
Welltower, Inc.	49,927	4,310,697
Weyerhaeuser Co.	114,338	4,152,756
		130,846,674
	Shares	Value
Real Estate Management & Development-3.52%
CBRE Group, Inc., Class A(c)	55,859	$4,782,648
Total Common Stocks & Other Equity Interests (Cost $146,575,349)		135,629,322

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $29,300)	29,300	29,300
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $146,604,649)		135,658,622
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,308,624	1,308,624
Invesco Private Prime Fund, 1.89%(d)(e)(f)	3,365,033	3,365,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,673,662)		4,673,657
TOTAL INVESTMENTS IN SECURITIES-103.31% (Cost $151,278,311)		140,332,279
OTHER ASSETS LESS LIABILITIES-(3.31)%		(4,490,903)
NET ASSETS-100.00%		$135,841,376

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,431	$853,515	$(891,646)	$-	$-	$29,300	$205
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,756,763	4,053,508	(5,501,647)	-	-	1,308,624	2,886*
Invesco Private Prime Fund	6,428,598	9,614,758	(12,678,553)	(5)	235	3,365,033	8,187*
Total	$9,252,792	$14,521,781	$(19,071,846)	$(5)	$235	$4,702,957	$11,278

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communications Equipment-6.63%
Arista Networks, Inc.(b)	275,417	$32,121,885
Cisco Systems, Inc.	601,374	27,284,338
F5, Inc.(b)	166,957	27,941,923
Juniper Networks, Inc.(c)	907,809	25,445,886
Motorola Solutions, Inc.	124,994	29,822,319
		142,616,351
Electronic Equipment, Instruments & Components-10.79%
Amphenol Corp., Class A	387,174	29,862,730
CDW Corp.	156,288	28,370,961
Corning, Inc.	785,871	28,888,618
Keysight Technologies, Inc.(b)	186,108	30,261,161
TE Connectivity Ltd. (Switzerland)	211,982	28,348,353
Teledyne Technologies, Inc.(b)(c)	68,721	26,897,399
Trimble, Inc.(b)	418,324	29,044,235
Zebra Technologies Corp., Class A(b)	85,655	30,637,937
		232,311,394
IT Services-24.48%
Accenture PLC, Class A	91,449	28,007,171
Akamai Technologies, Inc.(b)	268,410	25,826,410
Automatic Data Processing, Inc.	123,586	29,799,056
Broadridge Financial Solutions, Inc.	186,690	29,973,080
Cognizant Technology Solutions Corp., Class A	374,111	25,424,584
DXC Technology Co.(b)	798,835	25,243,186
EPAM Systems, Inc.(b)	86,176	30,096,968
Fidelity National Information Services, Inc.	267,419	27,319,525
Fiserv, Inc.(b)	277,230	29,297,667
FleetCor Technologies, Inc.(b)	110,271	24,269,544
Gartner, Inc.(b)	105,615	28,038,670
Global Payments, Inc.	222,697	27,240,297
International Business Machines Corp.	192,044	25,117,435
Jack Henry & Associates, Inc.(c)	144,942	30,114,599
Mastercard, Inc., Class A	78,127	27,640,551
Paychex, Inc.	216,815	27,813,028
PayPal Holdings, Inc.(b)	329,808	28,538,286
VeriSign, Inc.(b)	154,661	29,255,675
Visa, Inc., Class A(c)	131,092	27,805,924
		526,821,656
Semiconductors & Semiconductor Equipment-26.39%
Advanced Micro Devices, Inc.(b)	275,830	26,057,660
Analog Devices, Inc.(c)	166,666	28,659,885
Applied Materials, Inc.	256,716	27,206,762
Broadcom, Inc.	48,325	25,877,071
Enphase Energy, Inc.(b)	133,307	37,883,183
Intel Corp.	667,538	24,238,305
KLA Corp.	78,386	30,064,166
Lam Research Corp.	55,129	27,592,616
Microchip Technology, Inc.(c)	407,703	28,074,429
Micron Technology, Inc.	417,658	25,836,324
Monolithic Power Systems, Inc.	61,742	28,692,742
NVIDIA Corp.	154,081	27,985,732
NXP Semiconductors N.V. (China)	146,467	26,932,352
ON Semiconductor Corp.(b)(c)	434,887	29,041,754
Qorvo, Inc.(b)	258,314	26,882,738
QUALCOMM, Inc.	196,348	28,482,241
Skyworks Solutions, Inc.	260,882	28,404,832
SolarEdge Technologies, Inc.(b)(c)	91,976	33,123,317
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.(c)	269,707	$27,210,739
Texas Instruments, Inc.	165,767	29,654,059
		567,900,907
Software-24.28%
Adobe, Inc.(b)	66,409	27,235,659
ANSYS, Inc.(b)	108,136	30,168,863
Autodesk, Inc.(b)(c)	139,800	30,241,536
Cadence Design Systems, Inc.(b)	175,395	32,637,502
Ceridian HCM Holding, Inc.(b)(c)	499,504	27,357,834
Citrix Systems, Inc.	267,043	27,080,831
Fortinet, Inc.(b)	453,572	27,055,570
Intuit, Inc.	68,604	31,295,087
Microsoft Corp.	103,384	29,024,024
NortonLifeLock, Inc.	1,139,608	27,954,584
Oracle Corp.	389,538	30,321,638
Paycom Software, Inc.(b)	88,843	29,361,723
PTC, Inc.(b)	239,747	29,579,985
Roper Technologies, Inc.	66,941	29,231,126
salesforce.com, inc.(b)	146,566	26,971,075
ServiceNow, Inc.(b)	55,278	24,690,471
Synopsys, Inc.(b)	85,643	31,473,802
Tyler Technologies, Inc.(b)	77,488	30,917,712
		522,599,022
Technology Hardware, Storage & Peripherals-7.41%
Apple, Inc.	190,720	30,993,907
Hewlett Packard Enterprise Co.(c)	1,837,947	26,172,366
HP, Inc.	741,323	24,752,775
NetApp, Inc.	391,467	27,923,341
Seagate Technology Holdings PLC(c)	324,451	25,949,591
Western Digital Corp.(b)	484,061	23,767,395
		159,559,375
Total Common Stocks & Other Equity Interests (Cost $2,071,545,418)		2,151,808,705

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $776,767)	776,767	776,767
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,072,322,185)		2,152,585,472
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.28%
Invesco Private Government Fund, 1.77%(d)(e)(f)	25,815,070	25,815,070
Invesco Private Prime Fund, 1.89%(d)(e)(f)	66,381,609	66,381,609
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,197,104)		92,196,679
TOTAL INVESTMENTS IN SECURITIES-104.30% (Cost $2,164,519,289)		2,244,782,151
OTHER ASSETS LESS LIABILITIES-(4.30)%		(92,539,294)
NET ASSETS-100.00%		$2,152,242,857
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$360,687	$7,598,011	$(7,181,931)	$-	$-	$776,767	$1,597
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,615,774	137,065,528	(143,866,232)	-	-	25,815,070	80,621*
Invesco Private Prime Fund	76,062,459	260,143,660	(269,825,585)	(6,052)	7,127	66,381,609	230,106*
Total	$109,038,920	$404,807,199	$(420,873,748)	$(6,052)	$7,127	$92,973,446	$312,324

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Electric Utilities-54.51%
Alliant Energy Corp.	224,993	$13,708,823
American Electric Power Co., Inc.	135,825	13,386,912
Constellation Energy Corp.	223,219	14,754,776
Duke Energy Corp.	124,068	13,638,795
Edison International	199,639	13,529,535
Entergy Corp.	115,334	13,278,403
Evergy, Inc.	200,309	13,673,092
Eversource Energy	151,889	13,399,648
Exelon Corp.	290,616	13,510,738
FirstEnergy Corp.	329,346	13,536,121
NextEra Energy, Inc.(b)	175,816	14,854,694
NRG Energy, Inc.	303,832	11,469,658
Pinnacle West Capital Corp.	181,346	13,323,491
PPL Corp.(b)	471,955	13,724,451
Southern Co. (The)	185,011	14,225,496
Xcel Energy, Inc.	188,288	13,778,916
		217,793,549
Gas Utilities-3.63%
Atmos Energy Corp.(b)	119,412	14,495,423
Independent Power and Renewable Electricity Producers-3.59%
AES Corp. (The)	645,066	14,333,367
Multi-Utilities-34.59%
Ameren Corp.(b)	149,824	13,951,611
CenterPoint Energy, Inc.	443,907	14,067,413
CMS Energy Corp.	197,465	13,571,769
Consolidated Edison, Inc.	140,517	13,949,123
Dominion Energy, Inc.	168,278	13,795,430
DTE Energy Co.(b)	104,673	13,638,892
NiSource, Inc.	444,950	13,526,480
Public Service Enterprise Group, Inc.	204,231	13,411,850
Sempra Energy	86,454	14,334,073
WEC Energy Group, Inc.(b)	134,395	13,951,545
		138,198,186
	Shares	Value
Water Utilities-3.51%
American Water Works Co., Inc.	90,176	$14,016,957
Total Common Stocks & Other Equity Interests (Cost $367,934,597)		398,837,482

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $106,668)	106,668	106,668
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $368,041,265)		398,944,150
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.90%
Invesco Private Government Fund, 1.77%(c)(d)(e)	5,487,593	5,487,593
Invesco Private Prime Fund, 1.89%(c)(d)(e)	14,111,369	14,111,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,598,962)		19,598,962
TOTAL INVESTMENTS IN SECURITIES-104.76% (Cost $387,640,227)		418,543,112
OTHER ASSETS LESS LIABILITIES-(4.76)%		(19,022,691)
NET ASSETS-100.00%		$399,520,421
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578	$2,444,168	$(2,385,078)	$-	$-	$106,668	$1,256
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,860,309	16,710,197	(14,082,913)	-	-	5,487,593	14,737*
Invesco Private Prime Fund	6,674,440	41,859,006	(34,420,499)	-	(1,578)	14,111,369	42,669*
Total	$9,582,327	$61,013,371	$(50,888,490)	$-	$(1,578)	$19,705,630	$58,662

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RYU)—(continued)
July 31, 2022
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.01%
Cable One, Inc.(b)	218	$300,116
Iridium Communications, Inc.(b)(c)	7,636	341,406
John Wiley & Sons, Inc., Class A	5,373	280,578
New York Times Co. (The), Class A	8,443	269,754
TEGNA, Inc.	13,383	280,240
TripAdvisor, Inc.(b)(c)	12,704	241,503
World Wrestling Entertainment, Inc., Class A(b)	4,348	301,360
Ziff Davis, Inc.(b)(c)	3,788	310,199
		2,325,156
Consumer Discretionary-15.41%
Adient PLC(b)(c)	8,045	271,760
American Eagle Outfitters, Inc.(b)	23,205	279,388
AutoNation, Inc.(c)	2,304	273,577
Boyd Gaming Corp.	4,981	276,495
Brunswick Corp.	4,055	324,887
Callaway Golf Co.(b)(c)	12,661	290,570
Capri Holdings Ltd.(b)(c)	5,731	278,985
Carter’s, Inc.(b)	3,824	311,580
Choice Hotels International, Inc.	2,300	278,001
Churchill Downs, Inc.	1,460	306,308
Columbia Sportswear Co.(b)	3,679	272,283
Cracker Barrel Old Country Store, Inc.(b)	2,954	280,837
Crocs, Inc.(c)	5,141	368,301
Dana, Inc.	16,822	281,937
Deckers Outdoor Corp.(b)(c)	1,043	326,678
Dick’s Sporting Goods, Inc.(b)	3,567	333,836
Five Below, Inc.(b)(c)	2,171	275,869
Foot Locker, Inc.(b)	9,293	263,642
Fox Factory Holding Corp.(b)(c)	3,304	312,757
GameStop Corp., Class A(b)(c)	8,572	291,534
Gap, Inc. (The)	29,207	280,971
Gentex Corp.	9,320	263,010
Goodyear Tire & Rubber Co. (The)(c)	22,938	281,679
Graham Holdings Co., Class B	477	283,572
Grand Canyon Education, Inc.(c)	3,116	299,354
H&R Block, Inc.	7,804	311,848
Hanesbrands, Inc.(b)	25,445	284,475
Harley-Davidson, Inc.(b)	8,486	320,856
Helen of Troy Ltd.(b)(c)	1,662	222,359
KB Home	8,866	289,386
Kohl’s Corp.	6,046	176,180
Lear Corp.	2,072	313,162
Leggett & Platt, Inc.(b)	7,432	294,604
Light & Wonder, Inc.(b)(c)	5,493	279,813
Lithia Motors, Inc., Class A	942	249,894
Macy’s, Inc.	12,003	211,853
Marriott Vacations Worldwide Corp.(b)	2,015	275,894
Mattel, Inc.(c)	11,800	273,760
Murphy USA, Inc.	1,183	336,398
Nordstrom, Inc.(b)	10,345	243,211
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,157	304,005
Papa John’s International, Inc.(b)	3,312	317,588
Polaris, Inc.(b)	2,762	323,927
RH(b)(c)	997	278,592
Service Corp. International	4,029	299,999
Skechers U.S.A., Inc., Class A(b)(c)	7,018	266,403
Taylor Morrison Home Corp., Class A(c)	10,478	300,719
Tempur Sealy International, Inc.(b)	12,500	343,500
Texas Roadhouse, Inc.	3,551	309,718
Thor Industries, Inc.	3,844	324,165
Toll Brothers, Inc.	5,916	290,949
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(c)	1,451	$307,206
Travel + Leisure Co.	5,922	255,297
Under Armour, Inc., Class A(b)(c)	13,314	123,288
Under Armour, Inc., Class C(c)	15,177	125,362
Victoria’s Secret & Co.(b)(c)	7,767	287,068
Visteon Corp.(c)	2,592	330,687
Wendy’s Co. (The)	15,229	320,266
Williams-Sonoma, Inc.	2,282	329,566
Wingstop, Inc.	3,540	446,677
Wyndham Hotels & Resorts, Inc.	3,741	259,663
YETI Holdings, Inc.(b)(c)	6,193	314,419
		17,850,568
Consumer Staples-4.54%
BellRing Brands, Inc.(c)	10,891	262,909
BJ’s Wholesale Club Holdings, Inc.(c)	4,506	305,056
Boston Beer Co., Inc. (The), Class A(b)(c)	890	338,583
Casey’s General Stores, Inc.	1,447	293,235
Coca-Cola Consolidated, Inc.	560	287,280
Coty, Inc., Class A(c)	39,232	287,178
Darling Ingredients, Inc.(c)	3,641	252,248
Energizer Holdings, Inc.(b)	9,471	279,679
Flowers Foods, Inc.	11,035	313,504
Grocery Outlet Holding Corp.(b)(c)	7,158	305,790
Hain Celestial Group, Inc. (The)(c)	11,190	254,573
Ingredion, Inc.	3,076	279,854
Lancaster Colony Corp.(b)	2,295	303,812
Nu Skin Enterprises, Inc., Class A	6,095	265,193
Performance Food Group Co.(c)	6,763	336,189
Pilgrim’s Pride Corp.(c)	9,095	285,310
Post Holdings, Inc.(b)(c)	3,503	304,551
Sprouts Farmers Market, Inc.(c)	11,003	304,123
		5,259,067
Energy-3.05%
Antero Midstream Corp.	25,730	258,844
ChampionX Corp.(b)	11,368	237,477
CNX Resources Corp.(b)(c)	11,901	205,530
DT Midstream, Inc.(b)	4,935	271,573
EQT Corp.	5,767	253,921
Equitrans Midstream Corp.	34,967	274,491
HF Sinclair Corp.	4,905	234,557
Matador Resources Co.	4,239	244,929
Murphy Oil Corp.	6,264	220,117
NOV, Inc.	13,916	258,977
PDC Energy, Inc.	3,285	215,792
Range Resources Corp.(c)	8,031	265,585
Southwestern Energy Co.(c)	46,963	331,559
Targa Resources Corp.	3,818	263,862
		3,537,214
Financials-15.15%
Affiliated Managers Group, Inc.	2,189	276,646
Alleghany Corp.(c)	334	279,718
American Financial Group, Inc.	2,048	273,777
Associated Banc-Corp.(b)	14,411	289,661
Bank of Hawaii Corp.(b)	3,683	295,045
Bank OZK	7,274	291,687
Bread Financial Holdings, Inc.	5,876	232,748
Brighthouse Financial, Inc.(c)	6,289	273,068
Cadence Bank	11,131	290,519
Cathay General Bancorp	7,000	291,900
CNO Financial Group, Inc.	14,588	273,525
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Commerce Bancshares, Inc.	4,287	$297,904
Cullen/Frost Bankers, Inc.	2,368	308,787
East West Bancorp, Inc.	4,182	300,184
Essent Group Ltd.	6,767	282,590
Evercore, Inc., Class A	2,787	278,616
F.N.B. Corp.	24,807	296,692
Federated Hermes, Inc., Class B	8,535	291,129
First American Financial Corp.	4,979	288,782
First Financial Bankshares, Inc.(b)	7,143	315,578
First Horizon Corp.	12,494	279,366
FirstCash Holdings, Inc.	3,881	284,322
Fulton Financial Corp.	18,853	314,657
Glacier Bancorp, Inc.(b)	5,937	297,384
Hancock Whitney Corp.	6,064	295,984
Hanover Insurance Group, Inc. (The)	1,953	266,526
Home BancShares, Inc.(b)	13,240	312,464
Interactive Brokers Group, Inc., Class A	4,959	291,044
International Bancshares Corp.	7,173	314,608
Janus Henderson Group PLC(b)	10,966	282,594
Jefferies Financial Group, Inc.	9,821	319,870
Kemper Corp.	5,673	265,496
Kinsale Capital Group, Inc.	1,240	301,580
Mercury General Corp.	5,870	246,129
MGIC Investment Corp.	21,626	305,792
Navient Corp.	19,744	325,184
New York Community Bancorp, Inc.(b)	29,999	318,589
Old National Bancorp(b)	18,366	319,752
Old Republic International Corp.	12,252	285,104
PacWest Bancorp	9,580	268,527
Pinnacle Financial Partners, Inc.	3,750	296,625
Primerica, Inc.	2,332	300,105
Prosperity Bancshares, Inc.	4,058	300,657
Reinsurance Group of America, Inc.	2,282	264,210
RenaissanceRe Holdings Ltd. (Bermuda)	1,850	239,224
RLI Corp.	2,446	269,011
SEI Investments Co.	5,028	278,350
Selective Insurance Group, Inc.	3,630	282,632
SLM Corp.	15,156	236,434
Stifel Financial Corp.	4,611	275,784
Synovus Financial Corp.	7,304	294,936
Texas Capital Bancshares, Inc.(c)	5,451	319,538
UMB Financial Corp.	3,257	294,758
Umpqua Holdings Corp.	16,711	294,281
United Bankshares, Inc.(b)	7,917	306,705
Unum Group	7,868	253,271
Valley National Bancorp	24,830	290,263
Voya Financial, Inc.(b)	4,428	266,388
Washington Federal, Inc.	8,825	301,197
Webster Financial Corp.	5,976	277,585
Wintrust Financial Corp.	3,379	290,729
		17,556,211
Health Care-10.53%
Acadia Healthcare Co., Inc.(c)	4,055	336,200
Amedisys, Inc.(b)(c)	2,304	276,134
Arrowhead Pharmaceuticals, Inc.(b)(c)	9,061	385,364
Azenta, Inc.	3,847	262,596
Bruker Corp.	4,481	307,173
Chemed Corp.	598	287,692
Encompass Health Corp.	6,061	306,808
Enovis Corp.(b)(c)	4,466	266,710
Envista Holdings Corp.(b)(c)	6,882	279,753
Exelixis, Inc.(c)	15,247	318,967
	Shares	Value
Health Care-(continued)
Globus Medical, Inc., Class A(b)(c)	4,681	$274,728
Haemonetics Corp.(b)(c)	4,288	297,973
Halozyme Therapeutics, Inc.(b)(c)	6,317	308,901
HealthEquity, Inc.(b)(c)	4,320	251,294
ICU Medical, Inc.(b)(c)	1,603	284,004
Inari Medical, Inc.(b)(c)	4,343	336,930
Integra LifeSciences Holdings Corp.(c)	4,642	255,496
Jazz Pharmaceuticals PLC(c)	1,875	292,613
LHC Group, Inc.(c)	1,665	271,495
LivaNova PLC(b)(c)	4,226	269,069
Masimo Corp.(c)	1,994	288,293
Medpace Holdings, Inc.(b)(c)	1,989	337,195
Neogen Corp.(c)	11,515	266,342
Neurocrine Biosciences, Inc.(c)	2,932	275,989
NuVasive, Inc.(c)	5,266	276,570
Omnicell, Inc.(c)	2,327	256,249
Option Care Health, Inc.(b)(c)	10,112	339,763
Patterson Cos., Inc.	9,286	288,423
Penumbra, Inc.(b)(c)	2,101	292,837
Perrigo Co. PLC	7,153	299,496
Progyny, Inc.(b)(c)	9,763	298,064
QuidelOrtho Corp.(c)	2,838	289,590
R1 RCM, Inc.(b)(c)	13,319	332,975
Repligen Corp.(c)	1,854	395,569
Shockwave Medical, Inc.(b)(c)	1,464	308,802
Sotera Health Co.(b)(c)	12,332	236,774
STAAR Surgical Co.(b)(c)	4,127	333,049
Syneos Health, Inc.(c)	4,076	322,575
Tandem Diabetes Care, Inc.(b)(c)	4,670	309,201
Tenet Healthcare Corp.(c)	4,382	289,738
United Therapeutics Corp.(c)	1,268	292,997
		12,200,391
Industrials-17.46%
Acuity Brands, Inc.	1,599	291,658
AECOM	4,089	294,408
AGCO Corp.	2,345	255,417
ASGN, Inc.(c)	3,097	321,345
Avis Budget Group, Inc.(b)(c)	1,647	299,803
Axon Enterprise, Inc.(c)	2,868	316,025
Brink’s Co. (The)	4,733	269,497
Builders FirstSource, Inc.(c)	4,598	312,664
CACI International, Inc., Class A(c)	1,020	308,336
Carlisle Cos., Inc.	1,077	318,900
Chart Industries, Inc.(b)(c)	1,554	303,170
Clean Harbors, Inc.(c)	3,042	296,869
Crane Holdings Co.	2,999	296,691
Curtiss-Wright Corp.	2,014	288,888
Donaldson Co., Inc.	5,475	297,895
Dycom Industries, Inc.(c)	2,957	305,044
EMCOR Group, Inc.	2,642	307,449
EnerSys	4,192	276,295
Esab Corp.	6,061	249,834
Flowserve Corp.(b)	8,993	304,323
Fluor Corp.(b)(c)	9,895	251,432
FTI Consulting, Inc.(b)(c)	1,711	279,851
GATX Corp.(b)	2,779	278,595
Graco, Inc.	4,537	304,705
GXO Logistics, Inc.(c)	5,445	261,360
Hexcel Corp.	5,009	303,095
Hubbell, Inc.	1,442	315,827
IAA, Inc.(b)(c)	7,368	277,995
Insperity, Inc.	2,909	319,234

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
ITT, Inc.	3,927	$294,643
JetBlue Airways Corp.(c)	28,995	244,138
KBR, Inc.	5,594	297,769
Kennametal, Inc.(b)	10,615	285,013
Kirby Corp.(c)	4,123	261,563
Knight-Swift Transportation Holdings, Inc.	6,007	330,085
Landstar System, Inc.	1,905	298,285
Lennox International, Inc.	1,375	329,354
Lincoln Electric Holdings, Inc.	2,056	290,801
ManpowerGroup, Inc.	3,356	263,144
MasTec, Inc.(b)(c)	3,355	264,810
MDU Resources Group, Inc.	10,207	291,614
Mercury Systems, Inc.(b)(c)	4,553	268,672
Middleby Corp. (The)(b)(c)	1,944	281,277
MillerKnoll, Inc.(b)	9,383	282,522
MSA Safety, Inc.	2,234	286,712
MSC Industrial Direct Co., Inc., Class A	3,398	280,879
nVent Electric PLC	7,947	280,609
Oshkosh Corp.	3,044	262,088
Owens Corning	3,098	287,308
Regal Rexnord Corp.	2,244	301,369
Ryder System, Inc.	3,570	279,602
Saia, Inc.(c)	1,472	350,115
Science Applications International Corp.	3,075	297,875
Simpson Manufacturing Co., Inc.(b)	2,665	275,241
Stericycle, Inc.(c)	5,964	279,533
Sunrun, Inc.(b)(c)	10,704	349,914
Terex Corp.	8,139	272,738
Tetra Tech, Inc.	2,139	327,844
Timken Co. (The)	4,630	302,709
Toro Co. (The)	3,417	293,828
Trex Co., Inc.(b)(c)	4,646	299,760
Univar Solutions, Inc.(c)	9,073	245,334
Valmont Industries, Inc.	1,123	304,872
Vicor Corp.(b)(c)	4,400	321,024
Watsco, Inc.(b)	1,090	298,605
Watts Water Technologies, Inc., Class A	2,150	296,979
Werner Enterprises, Inc.	7,125	313,215
Woodward, Inc.(b)	2,873	300,803
XPO Logistics, Inc.(c)	5,589	333,887
		20,233,138
Information Technology-12.98%
ACI Worldwide, Inc.(c)	10,223	291,662
Amkor Technology, Inc.	14,918	300,896
Arrow Electronics, Inc.(c)	2,321	297,483
Aspen Technology, Inc.(b)(c)	1,438	293,481
Avnet, Inc.	5,965	285,544
Belden, Inc.	4,957	320,817
Blackbaud, Inc.(b)(c)	4,612	282,808
Calix, Inc.(b)(c)	7,751	442,117
Ciena Corp.(c)	6,115	315,534
Cirrus Logic, Inc.(c)	3,590	306,801
Cognex Corp.	6,120	311,998
CommVault Systems, Inc.(c)	4,473	250,891
Concentrix Corp.	1,824	243,978
Envestnet, Inc.(b)(c)	4,632	269,907
Euronet Worldwide, Inc.(b)(c)	2,533	248,918
Fair Isaac Corp.(c)	689	318,339
First Solar, Inc.(c)	4,069	403,523
Genpact Ltd.	6,408	308,097
II-VI Incorporated(b)(c)	4,688	246,776
IPG Photonics Corp.(c)	2,844	303,113
	Shares	Value
Information Technology-(continued)
Jabil, Inc.	4,658	$276,406
Kyndryl Holdings, Inc.(c)	28,138	294,605
Lattice Semiconductor Corp.(c)	5,689	349,873
Littelfuse, Inc.	1,073	299,227
Lumentum Holdings, Inc.(b)(c)	3,335	301,684
Manhattan Associates, Inc.(c)	2,336	328,605
Maximus, Inc.	4,612	308,312
MKS Instruments, Inc.	2,458	290,536
National Instruments Corp.	8,106	308,028
NCR Corp.(c)	8,675	281,504
Novanta, Inc.(c)	1,587	244,715
Paylocity Holding Corp.(c)	1,618	333,195
Power Integrations, Inc.	3,537	300,680
Qualys, Inc.(c)	2,252	275,465
Sabre Corp.(b)(c)	40,319	247,962
SailPoint Technologies Holding, Inc.(b)(c)	4,494	286,582
Semtech Corp.(c)	4,746	295,818
Silicon Laboratories, Inc.(b)(c)	1,977	291,568
SiTime Corp.(c)	1,408	261,860
SunPower Corp.(b)(c)	15,334	312,354
Synaptics, Inc.(b)(c)	2,060	298,597
TD SYNNEX Corp.	2,757	276,858
Teradata Corp.(b)(c)	7,437	284,763
Universal Display Corp.	2,350	271,331
ViaSat, Inc.(b)(c)	7,840	258,171
Vishay Intertechnology, Inc.	14,316	295,769
Vontier Corp.(b)	11,112	286,690
Western Union Co. (The)(b)	16,146	274,805
WEX, Inc.(c)	1,616	268,595
Wolfspeed, Inc.(b)(c)	3,886	323,704
Xerox Holdings Corp.	15,771	270,157
		15,041,102
Materials-6.51%
Alcoa Corp.	5,217	265,493
AptarGroup, Inc.	2,627	283,086
Ashland, Inc.	2,693	270,566
Avient Corp.	5,864	253,032
Cabot Corp.(b)	3,801	282,262
Chemours Co. (The)	6,793	241,763
Cleveland-Cliffs, Inc.(b)(c)	14,084	249,428
Commercial Metals Co.(b)	7,130	282,491
Eagle Materials, Inc.	2,212	279,707
Greif, Inc., Class A	4,265	301,194
Ingevity Corp.(b)(c)	3,922	263,166
Louisiana-Pacific Corp.	4,275	272,018
Minerals Technologies, Inc.	4,260	284,611
MP Materials Corp.(b)(c)	8,880	298,102
NewMarket Corp.	911	283,139
Olin Corp.	4,533	236,940
Reliance Steel & Aluminum Co.	1,481	281,760
Royal Gold, Inc.	2,408	252,286
RPM International, Inc.	3,418	308,987
Scotts Miracle-Gro Co. (The)(b)	3,077	273,699
Sensient Technologies Corp.	3,423	294,310
Silgan Holdings, Inc.	6,334	281,863
Sonoco Products Co.	4,862	308,688
Steel Dynamics, Inc.	3,730	290,492
United States Steel Corp.(b)	12,488	295,341
Valvoline, Inc.	8,643	278,477
Worthington Industries, Inc.(b)	6,338	324,569
		7,537,470

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-8.40%
American Campus Communities, Inc.	4,270	$278,916
Apartment Income REIT Corp.	6,682	302,962
Brixmor Property Group, Inc.	12,692	294,200
Corporate Office Properties Trust(b)	10,285	289,523
Cousins Properties, Inc.	8,588	264,940
Douglas Emmett, Inc.(b)	10,976	259,473
EastGroup Properties, Inc.	1,766	301,174
EPR Properties	5,752	309,515
First Industrial Realty Trust, Inc.	5,576	289,673
Healthcare Realty Trust, Inc.(b)	10,559	277,174
Highwoods Properties, Inc.	7,559	268,874
Hudson Pacific Properties, Inc.	15,290	229,962
Independence Realty Trust, Inc.(b)	12,436	276,079
JBG SMITH Properties(b)	11,131	283,173
Jones Lang LaSalle, Inc.(c)	1,604	305,835
Kilroy Realty Corp.(b)	5,086	275,559
Kite Realty Group Trust(b)	14,674	291,866
Lamar Advertising Co., Class A	3,094	312,680
Life Storage, Inc.	2,560	322,278
Macerich Co. (The)	27,662	293,494
Medical Properties Trust, Inc.(b)	17,298	298,217
National Retail Properties, Inc.	6,535	311,131
National Storage Affiliates Trust	5,681	311,546
Omega Healthcare Investors, Inc.	9,209	285,479
Park Hotels & Resorts, Inc.	16,423	256,034
Pebblebrook Hotel Trust	13,055	255,356
Physicians Realty Trust(b)	15,418	273,978
PotlatchDeltic Corp.(b)	5,711	280,010
Rayonier, Inc.	7,118	268,704
Rexford Industrial Realty, Inc.	4,524	295,915
Sabra Health Care REIT, Inc.	19,395	298,489
SL Green Realty Corp.	5,225	259,421
Spirit Realty Capital, Inc.	6,994	310,114
STORE Capital Corp.	10,482	304,188
		9,735,932
Utilities-3.91%
ALLETE, Inc.	4,577	284,094
Black Hills Corp.(b)	3,716	286,875
Essential Utilities, Inc.	6,064	314,964
Hawaiian Electric Industries, Inc.	6,501	274,992
IDACORP, Inc.	2,609	291,478
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	3,809	$275,543
New Jersey Resources Corp.(b)	6,007	277,463
NorthWestern Corp.	4,624	256,401
OGE Energy Corp.	7,052	289,696
ONE Gas, Inc.	3,251	276,140
Ormat Technologies, Inc.(b)	3,585	310,246
PNM Resources, Inc.	6,033	291,213
Portland General Electric Co.	5,667	290,944
Southwest Gas Holdings, Inc.	3,012	261,924
Spire, Inc.	3,593	270,337
UGI Corp.	6,556	282,957
		4,535,267
Total Common Stocks & Other Equity Interests (Cost $113,080,183)		115,811,516
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $31,590)	31,590	31,590
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $113,111,773)		115,843,106
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.30%
Invesco Private Government Fund, 1.77%(d)(e)(f)	9,201,516	9,201,516
Invesco Private Prime Fund, 1.89%(d)(e)(f)	23,583,700	23,583,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,786,086)		32,785,216
TOTAL INVESTMENTS IN SECURITIES-128.28% (Cost $145,897,859)		148,628,322
OTHER ASSETS LESS LIABILITIES-(28.28)%		(32,765,103)
NET ASSETS-100.00%		$115,863,219

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$68,915	$1,379,492	$(1,416,817)	$-	$-	$31,590	$263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,304	11,341,646	(10,351,434)	-	-	9,201,516	21,611*
Invesco Private Prime Fund	19,147,838	26,339,138	(21,903,057)	(3,194)	2,975	23,583,700	61,501*
Total	$27,428,057	$39,060,276	$(33,671,308)	$(3,194)	$2,975	$32,816,806	$83,375

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.96%
AMC Networks, Inc., Class A(b)	2,705	$82,557
ATN International, Inc.	2,051	94,428
Cars.com, Inc.(b)(c)	9,604	112,943
Cinemark Holdings, Inc.(b)(c)	5,733	105,086
Cogent Communications Holdings, Inc.	1,493	95,268
Consolidated Communications Holdings, Inc.(b)(c)	11,220	74,052
E.W. Scripps Co. (The), Class A(b)(c)	6,224	88,754
Gannett Co., Inc.(b)(c)	25,995	78,245
Gogo, Inc.(b)	4,682	81,280
Marcus Corp. (The)(b)(c)	6,017	98,859
QuinStreet, Inc.(b)(c)	8,589	92,332
Scholastic Corp.	2,510	118,146
Shenandoah Telecommunications Co.(c)	3,949	88,063
Shutterstock, Inc.	1,590	89,835
TechTarget, Inc.(b)(c)	1,344	87,615
Telephone & Data Systems, Inc.	5,618	88,821
Thryv Holdings, Inc.(b)(c)	3,642	88,646
Yelp, Inc.(b)(c)	3,022	92,654
		1,657,584
Consumer Discretionary-14.64%
Aaron’s Co., Inc. (The)	4,979	64,827
Abercrombie & Fitch Co., Class A(b)(c)	4,705	83,796
Academy Sports & Outdoors, Inc.(c)	2,460	105,854
Adtalem Global Education, Inc.(b)	2,796	112,120
American Axle & Manufacturing Holdings, Inc.(b)	10,070	89,724
American Public Education, Inc.(b)(c)	6,493	102,005
America’s Car-Mart, Inc.(b)(c)	886	91,763
Asbury Automotive Group, Inc.(b)(c)	489	83,932
Bed Bath & Beyond, Inc.(b)(c)	12,564	63,197
Big Lots, Inc.(c)	3,772	76,157
BJ’s Restaurants, Inc.(b)(c)	3,615	84,844
Bloomin’ Brands, Inc.	4,696	95,751
Boot Barn Holdings, Inc.(b)(c)	1,100	68,530
Brinker International, Inc.(b)(c)	3,202	88,855
Buckle, Inc. (The)	2,925	88,335
Caleres, Inc.	3,245	80,541
Cato Corp. (The), Class A	7,907	97,651
Cavco Industries, Inc.(b)	440	113,428
Century Communities, Inc.	1,788	91,492
Cheesecake Factory, Inc. (The)(c)	2,935	85,790
Chico’s FAS, Inc.(b)(c)	16,466	82,659
Children’s Place, Inc. (The)(b)(c)	2,020	87,547
Chuy’s Holdings, Inc.(b)(c)	4,164	92,566
Conn’s, Inc.(b)(c)	9,585	90,291
Dave & Buster’s Entertainment, Inc.(b)	2,375	88,730
Designer Brands, Inc., Class A(c)	5,945	85,786
Dine Brands Global, Inc.(c)	1,250	89,137
Dorman Products, Inc.(b)	864	87,342
El Pollo Loco Holdings, Inc.(b)	8,793	85,468
Ethan Allen Interiors, Inc.(c)	4,039	92,857
Fossil Group, Inc.(b)	13,759	82,967
frontdoor, inc.(b)(c)	2,484	66,497
Genesco, Inc.(b)(c)	1,632	91,474
Gentherm, Inc.(b)(c)	1,272	82,120
G-III Apparel Group Ltd.(b)	3,610	79,745
Golden Entertainment, Inc.(b)	1,974	86,599
Green Brick Partners, Inc.(b)(c)	3,262	87,422
Group 1 Automotive, Inc.(c)	498	88,106
Guess?, Inc.(c)	4,664	88,196
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 12/18/2020 - 07/18/2022; Cost $105,719)(d)	3,322	$90,790
Hibbett, Inc.(c)	1,845	86,567
Installed Building Products, Inc.	972	98,580
iRobot Corp.(b)(c)	2,214	101,866
Jack in the Box, Inc.(c)	1,296	89,605
Kontoor Brands, Inc.(c)	2,527	92,235
La-Z-Boy, Inc.	3,684	102,673
LCI Industries	792	106,991
LGI Homes, Inc.(b)(c)	973	109,754
Liquidity Services, Inc.(b)(c)	6,570	132,254
LL Flooring Holdings, Inc.(b)(c)	8,094	81,264
M.D.C. Holdings, Inc.	2,546	92,292
M/I Homes, Inc.(b)	2,077	95,563
MarineMax, Inc.(b)(c)	2,259	92,258
Meritage Homes Corp.(b)	1,116	98,543
Monarch Casino & Resort, Inc.(b)	1,416	90,836
Monro, Inc.(c)	2,087	104,663
Motorcar Parts of America, Inc.(b)(c)	5,664	85,356
Movado Group, Inc.	2,681	91,100
National Vision Holdings, Inc.(b)(c)	3,360	97,910
ODP Corp. (The)(b)	2,342	85,015
Oxford Industries, Inc.	954	91,012
Patrick Industries, Inc.(c)	1,568	95,209
Perdoceo Education Corp.(b)	8,649	118,491
PetMed Express, Inc.(c)	4,286	93,521
Rent-A-Center, Inc.(c)	3,496	82,261
Ruth’s Hospitality Group, Inc.(c)	4,809	84,398
Sally Beauty Holdings, Inc.(b)(c)	6,519	83,313
Shake Shack, Inc., Class A(b)(c)	2,082	107,140
Shoe Carnival, Inc.	3,343	72,911
Signet Jewelers Ltd.	1,452	88,514
Six Flags Entertainment Corp.(b)	3,891	88,209
Sleep Number Corp.(b)(c)	2,396	107,964
Sonic Automotive, Inc., Class A(c)	2,105	88,094
Sonos, Inc.(b)(c)	4,215	93,194
Standard Motor Products, Inc.	2,105	96,283
Steven Madden Ltd.	2,485	78,774
Strategic Education, Inc.(c)	1,417	101,783
Stride, Inc.(b)(c)	2,079	92,890
Sturm Ruger & Co., Inc.	1,349	89,209
Tri Pointe Homes, Inc.(b)	4,577	84,766
Tupperware Brands Corp.(b)(c)	14,424	107,603
Unifi, Inc.(b)	6,100	83,143
Universal Electronics, Inc.(b)	3,381	93,823
Urban Outfitters, Inc.(b)(c)	4,212	86,262
Vista Outdoor, Inc.(b)(c)	2,546	76,635
Winnebago Industries, Inc.	1,910	115,307
Wolverine World Wide, Inc.(c)	4,066	91,363
WW International, Inc.(b)	12,318	81,792
XPEL, Inc.(b)(c)(e)	1,819	111,486
Zumiez, Inc.(b)(c)	3,098	80,548
		8,196,114
Consumer Staples-4.75%
Andersons, Inc. (The)	2,399	86,772
B&G Foods, Inc.(c)	4,008	99,038
Calavo Growers, Inc.	2,315	93,294
Cal-Maine Foods, Inc.	1,984	101,402
Celsius Holdings, Inc.(b)(c)	1,456	129,526
Central Garden & Pet Co.(b)	439	19,026
Central Garden & Pet Co., Class A(b)	1,727	70,462
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Chefs’ Warehouse, Inc. (The)(b)	2,571	$88,982
Edgewell Personal Care Co.(c)	2,564	101,996
elf Beauty, Inc.(b)	3,362	112,728
Fresh Del Monte Produce, Inc.	3,678	109,273
Hostess Brands, Inc.(b)	4,428	100,161
Inter Parfums, Inc.	1,272	106,174
J&J Snack Foods Corp.(c)	721	97,703
John B. Sanfilippo & Son, Inc.	1,276	95,572
Medifast, Inc.(c)	473	79,554
MGP Ingredients, Inc.(c)	972	102,235
National Beverage Corp.(c)	1,910	103,484
PriceSmart, Inc.	1,239	82,245
Seneca Foods Corp., Class A(b)	1,541	87,714
Simply Good Foods Co. (The)(b)	2,318	75,613
SpartanNash Co.	2,761	89,153
Tootsie Roll Industries, Inc.(c)	2,739	96,194
TreeHouse Foods, Inc.(b)(c)	2,310	100,300
United Natural Foods, Inc.(b)	2,139	90,929
Universal Corp.	1,499	83,809
USANA Health Sciences, Inc.(b)	1,246	86,746
Vector Group Ltd.	7,685	85,611
WD-40 Co.(c)	481	85,315
		2,661,011
Energy-3.78%
Archrock, Inc.	9,276	78,289
Bristow Group, Inc.(b)	3,324	85,759
Callon Petroleum Co.(b)	1,492	68,692
Civitas Resources, Inc.(c)	1,108	65,328
CONSOL Energy, Inc.(b)	1,706	104,612
Core Laboratories N.V.	3,428	64,926
DMC Global, Inc.(b)	3,493	79,501
Dorian LPG Ltd.	5,303	85,484
Dril-Quip, Inc.(b)	3,050	78,232
Green Plains, Inc.(b)(c)	2,524	90,914
Helix Energy Solutions Group, Inc.(b)(c)	20,796	84,016
Helmerich & Payne, Inc.	1,805	83,571
Laredo Petroleum, Inc.(b)(c)	800	70,936
Nabors Industries Ltd.(b)	522	74,380
Oceaneering International, Inc.(b)	7,446	79,077
Oil States International, Inc.(b)	11,479	58,543
Par Pacific Holdings, Inc.(b)	4,605	75,982
Patterson-UTI Energy, Inc.	4,915	81,343
PBF Energy, Inc., Class A(b)	2,216	73,904
ProPetro Holding Corp.(b)	6,634	69,790
Ranger Oil Corp., Class A	1,800	68,508
REX American Resources Corp.(b)	971	92,692
RPC, Inc.(b)	10,139	82,734
SM Energy Co.	1,767	72,942
Talos Energy, Inc.(b)	3,774	71,517
US Silica Holdings, Inc.(b)	5,937	82,109
World Fuel Services Corp.	3,436	95,246
		2,119,027
Financials-18.25%
Allegiance Bancshares, Inc.	2,310	101,732
Ambac Financial Group, Inc.(b)(c)	7,928	93,313
American Equity Investment Life Holding Co.(c)	2,299	86,350
Ameris Bancorp	2,109	99,735
AMERISAFE, Inc.	1,794	81,735
Apollo Commercial Real Estate Finance, Inc.	7,559	96,604
ARMOUR Residential REIT, Inc.	11,939	93,960
Assured Guaranty Ltd.	1,544	90,154
	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)(c)	2,388	$99,723
B. Riley Financial, Inc.	1,793	92,411
Banc of California, Inc.	5,055	88,513
BancFirst Corp.(c)	988	106,101
Bancorp, Inc. (The)(b)(c)	4,776	117,490
BankUnited, Inc.	2,373	92,191
Banner Corp.	1,632	101,168
Berkshire Hills Bancorp, Inc.	3,601	101,440
Blucora, Inc.(b)	5,338	106,760
Brightsphere Investment Group, Inc.	4,535	85,757
Brookline Bancorp, Inc.	6,677	92,343
Capitol Federal Financial, Inc.	9,615	92,208
Central Pacific Financial Corp.	4,008	94,909
City Holding Co.	1,134	98,420
Columbia Banking System, Inc.	3,150	95,036
Community Bank System, Inc.(c)	1,410	94,935
Customers Bancorp, Inc.(b)(c)	2,439	93,145
CVB Financial Corp.(c)	3,717	99,132
Dime Community Bancshares, Inc.(c)	3,028	103,194
Donnelley Financial Solutions, Inc.(b)(c)	3,012	102,378
Eagle Bancorp, Inc.	1,927	94,481
eHealth, Inc.(b)(c)	8,542	63,211
Ellington Financial, Inc.	5,708	91,613
Employers Holdings, Inc.	2,214	87,918
Encore Capital Group, Inc.(b)(c)	1,552	112,411
Enova International, Inc.(b)(c)	3,014	104,013
EZCORP, Inc., Class A(b)(c)	11,660	93,746
FB Financial Corp.	2,228	95,470
First Bancorp	6,433	97,074
First Bancorp/Southern Pines NC	2,528	95,761
First Commonwealth Financial Corp.	6,769	100,317
First Financial Bancorp	4,548	101,602
First Hawaiian, Inc.	3,725	94,950
Flagstar Bancorp, Inc.	2,514	103,577
Franklin BSP Realty Trust, Inc.	6,240	95,784
Genworth Financial, Inc., Class A(b)	22,696	96,458
Granite Point Mortgage Trust, Inc.	8,373	88,838
Green Dot Corp., Class A(b)(c)	3,304	92,842
Hanmi Financial Corp.	4,051	102,369
HCI Group, Inc.(c)	1,394	95,447
Heritage Financial Corp.	3,608	93,880
Hilltop Holdings, Inc.	3,180	91,743
HomeStreet, Inc.	2,453	91,472
Hope Bancorp, Inc.	6,443	96,903
Horace Mann Educators Corp.	2,466	84,461
Independent Bank Corp.	1,121	93,940
Independent Bank Group, Inc.	1,325	93,704
Invesco Mortgage Capital, Inc.(c)(f)	6,072	107,474
James River Group Holdings Ltd.	3,576	84,966
KKR Real Estate Finance Trust, Inc.(c)	4,905	95,598
Lakeland Financial Corp.	1,354	105,341
LendingTree, Inc.(b)	1,561	71,150
Mr. Cooper Group, Inc.(b)(c)	2,142	96,497
National Bank Holdings Corp., Class A	2,344	97,557
NBT Bancorp, Inc.	2,496	101,188
New York Mortgage Trust, Inc.	30,108	94,539
NMI Holdings, Inc., Class A(b)	5,028	95,230
Northfield Bancorp, Inc.	7,124	104,865
Northwest Bancshares, Inc.	7,223	103,867
OFG Bancorp	3,394	93,233
Pacific Premier Bancorp, Inc.	2,956	99,440
Palomar Holdings, Inc.(b)	1,429	89,127

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Park National Corp.(c)	756	$97,947
Pathward Financial, Inc.	2,323	78,332
PennyMac Mortgage Investment Trust	5,666	87,030
Piper Sandler Cos.	766	96,669
PRA Group, Inc.(b)(c)	2,495	99,401
Preferred Bank	1,345	97,782
ProAssurance Corp.	4,093	90,578
PROG Holdings, Inc.(b)(c)	3,395	62,536
Provident Financial Services, Inc.	4,091	99,657
Ready Capital Corp.	6,603	91,848
Redwood Trust, Inc.	10,362	89,735
Renasant Corp.(c)	3,071	102,571
S&T Bancorp, Inc.	3,259	100,833
Safety Insurance Group, Inc.	985	85,252
Seacoast Banking Corp. of Florida(c)	2,800	100,184
Selectquote, Inc.(b)(c)	30,940	56,930
ServisFirst Bancshares, Inc.(c)	1,174	100,318
Simmons First National Corp., Class A	3,918	93,053
SiriusPoint Ltd. (Bermuda)(b)	16,683	73,072
Southside Bancshares, Inc.(c)	2,377	94,937
Stewart Information Services Corp.	1,728	94,435
StoneX Group, Inc.(b)	1,191	103,772
Tompkins Financial Corp.	1,264	97,518
Triumph Bancorp, Inc.(b)(c)	1,331	96,697
Trupanion, Inc.(b)(c)	1,638	103,243
TrustCo Bank Corp.	2,934	98,465
Trustmark Corp.	3,159	102,573
Two Harbors Investment Corp.	17,229	92,692
United Community Banks, Inc.	3,031	103,145
United Fire Group, Inc.	2,851	93,598
Universal Insurance Holdings, Inc.	7,343	92,889
Veritex Holdings, Inc.	2,829	87,529
Virtus Investment Partners, Inc.	496	102,335
Walker & Dunlop, Inc.	894	100,700
Westamerica Bancorporation	1,560	93,616
WisdomTree Investments, Inc.(c)	15,714	81,713
World Acceptance Corp.(b)(c)	714	79,093
WSFS Financial Corp.	2,192	104,602
		10,222,174
Health Care-14.66%
Addus HomeCare Corp.(b)(c)	1,102	102,277
Allscripts Healthcare Solutions, Inc.(b)	5,351	84,653
AMN Healthcare Services, Inc.(b)(c)	892	100,296
Amphastar Pharmaceuticals, Inc.(b)(c)	2,978	111,347
AngioDynamics, Inc.(b)(c)	4,719	107,074
ANI Pharmaceuticals, Inc.(b)(c)	3,254	111,449
Anika Therapeutics, Inc.(b)(c)	4,254	99,373
Apollo Medical Holdings, Inc.(b)(c)	2,553	135,386
Arcus Biosciences, Inc.(b)(c)	3,971	105,589
Artivion, Inc.(b)(c)	5,118	100,313
Avanos Medical, Inc.(b)	3,313	93,990
Avid Bioservices, Inc.(b)(c)	7,088	139,279
BioLife Solutions, Inc.(b)	6,346	122,287
Cara Therapeutics, Inc.(b)(c)	10,839	94,733
Cardiovascular Systems, Inc.(b)	6,041	93,092
Coherus Biosciences, Inc.(b)(c)	13,309	112,727
Collegium Pharmaceutical, Inc.(b)	5,523	94,940
Community Health Systems, Inc.(b)(c)	18,708	55,750
Computer Programs & Systems, Inc.(b)	2,768	93,448
CONMED Corp.	878	85,719
Corcept Therapeutics, Inc.(b)	4,176	119,684
CorVel Corp.(b)	640	105,530
	Shares	Value
Health Care-(continued)
Covetrus, Inc.(b)	4,319	$89,706
Cross Country Healthcare, Inc.(b)(c)	4,839	127,556
Cutera, Inc.(b)	2,090	97,018
Cytokinetics, Inc.(b)(c)	2,265	95,877
Dynavax Technologies Corp.(b)(c)	7,802	112,193
Eagle Pharmaceuticals, Inc.(b)(c)	2,025	80,393
Embecta Corp.(b)(c)	3,300	97,119
Emergent BioSolutions, Inc.(b)	2,990	103,574
Enanta Pharmaceuticals, Inc.(b)	2,190	120,778
Enhabit, Inc.(b)	2,419	42,357
Ensign Group, Inc. (The)	1,183	94,273
Fulgent Genetics, Inc.(b)(c)	1,791	107,012
Glaukos Corp.(b)(c)	2,042	109,962
Hanger, Inc.(b)	6,184	114,837
Harmony Biosciences Holdings, Inc.(b)(c)	1,962	99,532
HealthStream, Inc.(b)	4,444	106,923
Heska Corp.(b)(c)	978	89,477
Innoviva, Inc.(b)(c)	6,030	86,470
Inogen, Inc.(b)(c)	3,435	95,562
Integer Holdings Corp.(b)(c)	1,194	83,449
Ironwood Pharmaceuticals, Inc.(b)(c)	7,614	87,180
iTeos Therapeutics, Inc.(b)(c)	5,037	123,205
Joint Corp. (The)(b)(c)	6,100	104,310
Lantheus Holdings, Inc.(b)	1,411	108,252
LeMaitre Vascular, Inc.(c)	1,960	98,686
Ligand Pharmaceuticals, Inc.(b)	1,128	103,810
Meridian Bioscience, Inc.(b)	3,288	104,098
Merit Medical Systems, Inc.(b)	1,557	89,496
Mesa Laboratories, Inc.(c)	450	95,963
ModivCare, Inc.(b)	905	90,319
Myriad Genetics, Inc.(b)(c)	5,253	138,574
Nektar Therapeutics(b)(c)	20,702	81,980
NeoGenomics, Inc.(b)	11,599	117,382
NextGen Healthcare, Inc.(b)	5,195	88,938
OptimizeRx Corp.(b)(c)	3,394	76,263
OraSure Technologies, Inc.(b)(c)	32,755	100,230
Organogenesis Holdings, Inc.(b)(c)	17,709	101,650
Orthofix Medical, Inc.(b)	3,394	87,056
Owens & Minor, Inc.(c)	2,745	97,200
Pacira BioSciences, Inc.(b)	1,606	90,835
Pediatrix Medical Group, Inc.(b)(c)	4,664	105,686
Pennant Group, Inc. (The)(b)(c)	5,515	73,570
Phibro Animal Health Corp., Class A	4,790	93,740
Prestige Consumer Healthcare, Inc.(b)	1,632	98,426
RadNet, Inc.(b)(c)	4,669	96,041
REGENXBIO, Inc.(b)(c)	4,329	135,801
Select Medical Holdings Corp.(c)	3,689	109,268
Simulations Plus, Inc.	1,869	119,896
Supernus Pharmaceuticals, Inc.(b)	3,294	104,585
SurModics, Inc.(b)(c)	2,385	82,998
uniQure N.V. (Netherlands)(b)	6,297	159,629
US Physical Therapy, Inc.(c)	793	102,916
Vanda Pharmaceuticals, Inc.(b)(c)	9,152	98,659
Varex Imaging Corp.(b)(c)	4,109	91,590
Vericel Corp.(b)(c)	3,615	117,632
Vir Biotechnology, Inc.(b)(c)	3,881	107,931
Xencor, Inc.(b)(c)	4,357	125,002
Zimvie, Inc.(b)(c)	4,359	84,652
Zynex, Inc.(c)	11,040	94,723
		8,211,176
Industrials-14.63%
AAON, Inc.(c)	1,720	103,492

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
AAR Corp.(b)	1,953	$86,967
ABM Industries, Inc.	2,130	95,509
Aerojet Rocketdyne Holdings, Inc.(b)	2,237	97,735
AeroVironment, Inc.(b)(c)	989	85,687
Alamo Group, Inc.(c)	791	102,363
Albany International Corp., Class A(c)	1,101	100,488
Allegiant Travel Co.(b)	667	76,912
American Woodmark Corp.(b)	1,773	89,040
Apogee Enterprises, Inc.	2,141	89,087
Applied Industrial Technologies, Inc.	891	89,626
ArcBest Corp.	1,206	106,852
Arcosa, Inc.	1,703	87,807
Astec Industries, Inc.	1,951	95,853
Atlas Air Worldwide Holdings, Inc.(b)	1,367	103,496
AZZ, Inc.	2,048	87,122
Barnes Group, Inc.	2,561	86,613
Boise Cascade Co.	1,159	81,953
Brady Corp., Class A	1,901	90,963
CIRCOR International, Inc.(b)	4,835	84,177
Comfort Systems USA, Inc.	1,005	106,188
CoreCivic, Inc.(b)	7,300	78,621
Deluxe Corp.(c)	4,141	104,105
DXP Enterprises, Inc.(b)	2,975	101,150
Encore Wire Corp.	676	93,606
Enerpac Tool Group Corp.(c)	4,472	90,782
EnPro Industries, Inc.	968	90,489
ESCO Technologies, Inc.(c)	1,341	103,995
Exponent, Inc.	1,037	104,208
Federal Signal Corp.	2,498	103,717
Forrester Research, Inc.(b)	1,880	87,401
Forward Air Corp.	972	101,992
Franklin Electric Co., Inc.	1,231	111,799
GEO Group, Inc. (The)(b)(c)	13,325	87,412
Gibraltar Industries, Inc.(b)	2,017	94,375
GMS, Inc.(b)	1,861	98,763
Granite Construction, Inc.	2,853	85,305
Greenbrier Cos., Inc. (The)	2,257	71,818
Griffon Corp.	2,865	85,979
Harsco Corp.(b)	11,378	54,728
Hawaiian Holdings, Inc.(b)(c)	5,906	88,354
Healthcare Services Group, Inc.	5,334	76,490
Heartland Express, Inc.	6,341	100,695
Heidrick & Struggles International, Inc.	2,761	85,978
Hillenbrand, Inc.	2,126	98,221
HNI Corp.	2,394	84,556
Hub Group, Inc., Class A(b)	1,235	94,354
Insteel Industries, Inc.	2,200	68,860
Interface, Inc.	6,346	91,954
John Bean Technologies Corp.	769	86,366
Kaman Corp.	2,468	75,965
KAR Auction Services, Inc.(b)(c)	5,519	94,375
Kelly Services, Inc., Class A	4,706	102,026
Korn Ferry	1,595	104,488
Lindsay Corp.	723	111,313
ManTech International Corp., Class A	951	91,125
Marten Transport Ltd.	5,144	110,905
Matson, Inc.	1,120	102,670
Matthews International Corp., Class A	2,950	82,452
Meritor, Inc.(b)	2,476	90,176
Moog, Inc., Class A	1,112	95,232
Mueller Industries, Inc.	1,634	110,017
MYR Group, Inc.(b)	986	93,897
	Shares	Value
Industrials-(continued)
National Presto Industries, Inc.	1,337	$95,194
NOW, Inc.(b)	8,114	89,741
NV5 Global, Inc.(b)(c)	739	100,208
Park Aerospace Corp.	7,081	86,388
PGT Innovations, Inc.(b)	4,806	105,251
Pitney Bowes, Inc.	20,324	66,459
Powell Industries, Inc.	3,302	79,116
Proto Labs, Inc.(b)(c)	1,904	93,087
Quanex Building Products Corp.	3,796	93,420
Resideo Technologies, Inc.(b)	4,065	91,503
Resources Connection, Inc.	4,840	103,866
SkyWest, Inc.(b)	3,796	91,673
SPX Corp.(b)(c)	1,745	103,182
Standex International Corp.	970	94,168
Sun Country Airlines Holdings, Inc.(b)(c)	4,670	94,194
Tennant Co.(c)	1,499	100,478
Titan International, Inc.(b)	5,019	84,118
Trinity Industries, Inc.	3,639	94,432
Triumph Group, Inc.(b)	6,133	95,307
TrueBlue, Inc.(b)	4,475	96,839
UFP Industries, Inc.	1,197	110,375
UniFirst Corp.	536	104,997
Veritiv Corp.(b)	626	77,636
Viad Corp.(b)(c)	3,007	101,546
Wabash National Corp.	5,729	103,466
		8,195,288
Information Technology-11.89%
3D Systems Corp.(b)(c)	8,793	100,592
8x8, Inc.(b)	13,759	67,282
A10 Networks, Inc.	6,156	91,786
ADTRAN Holdings, Inc.	4,871	117,342
Advanced Energy Industries, Inc.	1,166	104,345
Agilysys, Inc.(b)	2,240	108,192
Alarm.com Holdings, Inc.(b)	1,459	103,253
Alpha & Omega Semiconductor Ltd.(b)(c)	2,364	99,312
Arlo Technologies, Inc.(b)	13,075	91,917
Axcelis Technologies, Inc.(b)	1,549	108,941
Badger Meter, Inc.	1,150	110,619
Benchmark Electronics, Inc.	3,517	89,965
CalAmp Corp.(b)(c)	13,465	63,420
Cerence, Inc.(b)(c)	3,192	89,919
CEVA, Inc.(b)	2,553	95,048
Cohu, Inc.(b)	3,192	91,227
Comtech Telecommunications Corp.	9,227	107,218
Consensus Cloud Solutions, Inc.(b)	2,237	120,865
Corsair Gaming, Inc.(b)(c)	5,911	83,345
CSG Systems International, Inc.	1,560	101,790
CTS Corp.	2,327	94,662
Diebold Nixdorf, Inc.(b)(c)	33,617	108,583
Digi International, Inc.(b)	3,796	108,148
Digital Turbine, Inc.(b)	5,295	106,271
Diodes, Inc.(b)	1,258	102,363
Ebix, Inc.	3,475	82,219
ePlus, Inc.(b)	1,562	86,800
EVERTEC, Inc.	2,450	95,526
ExlService Holdings, Inc.(b)	617	103,884
Extreme Networks, Inc.(b)	9,688	126,719
Fabrinet (Thailand)(b)	1,080	103,745
FARO Technologies, Inc.(b)(c)	2,957	96,162
FormFactor, Inc.(b)	2,370	84,277
Harmonic, Inc.(b)(c)	9,688	105,793
Ichor Holdings Ltd.(b)(c)	3,132	97,906

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)(c)	926	$86,498
InterDigital, Inc.(c)	1,394	85,578
Itron, Inc.(b)	1,852	108,157
Knowles Corp.(b)	4,826	95,314
Kulicke & Soffa Industries, Inc. (Singapore)	1,834	88,252
LivePerson, Inc.(b)(c)	6,498	88,633
LiveRamp Holdings, Inc.(b)	3,406	90,634
MaxLinear, Inc.(b)	2,296	92,781
Methode Electronics, Inc.	2,018	83,222
NETGEAR, Inc.(b)	4,804	123,847
NetScout Systems, Inc.(b)	2,558	91,014
OneSpan, Inc.(b)	7,211	79,826
Onto Innovation, Inc.(b)(c)	1,195	99,484
OSI Systems, Inc.(b)	1,048	101,310
PC Connection, Inc.	2,022	95,903
PDF Solutions, Inc.(b)	3,995	107,785
Perficient, Inc.(b)	950	100,244
Photronics, Inc.(b)	4,210	100,240
Plantronics, Inc.(b)	2,258	89,846
Plexus Corp.(b)	1,068	100,339
Progress Software Corp.	1,845	86,641
Rambus, Inc.(b)	3,740	94,547
Rogers Corp.(b)	345	92,891
Sanmina Corp.(b)	2,076	95,600
ScanSource, Inc.(b)	2,439	77,926
SMART Global Holdings, Inc.(b)(c)	3,943	77,362
SPS Commerce, Inc.(b)	858	102,754
TTEC Holdings, Inc.	1,385	101,340
TTM Technologies, Inc.(b)	6,460	87,404
Ultra Clean Holdings, Inc.(b)	2,853	95,861
Unisys Corp.(b)	7,470	102,488
Veeco Instruments, Inc.(b)(c)	4,328	94,350
Viavi Solutions, Inc.(b)	6,339	93,817
Xperi Holding Corp.	5,725	95,951
		6,657,275
Materials-5.17%
AdvanSix, Inc.	2,156	84,709
American Vanguard Corp.	3,867	90,526
Arconic Corp.(b)	3,102	93,711
ATI, Inc.(b)(c)	3,499	87,090
Balchem Corp.	752	102,092
Carpenter Technology Corp.(c)	2,772	89,092
Century Aluminum Co.(b)(c)	7,943	62,670
Clearwater Paper Corp.(b)	2,686	95,890
Compass Minerals International, Inc.	2,149	80,007
FutureFuel Corp.	11,334	81,491
GCP Applied Technologies, Inc.(b)(c)	2,858	90,027
Glatfelter Corp.	11,220	68,891
H.B. Fuller Co.(c)	1,298	83,332
Hawkins, Inc.	2,467	98,063
Haynes International, Inc.(c)	2,425	93,751
Innospec, Inc.	909	92,718
Kaiser Aluminum Corp.	983	74,482
Koppers Holdings, Inc.	3,355	78,977
Livent Corp.(b)(c)	3,309	82,361
Materion Corp.	1,115	91,363
Mativ, Inc., Class A	3,196	69,833
Mercer International, Inc. (Germany)	6,104	97,420
Myers Industries, Inc.	3,750	91,238
O-I Glass, Inc.(b)	5,266	77,463
Olympic Steel, Inc.	2,856	84,909
Quaker Chemical Corp.(c)	603	97,813
	Shares	Value
Materials-(continued)
Rayonier Advanced Materials, Inc.(b)(c)	24,035	$85,084
Stepan Co.	852	95,603
SunCoke Energy, Inc.	11,843	87,638
Sylvamo Corp.	1,922	75,419
TimkenSteel Corp.(b)(c)	3,991	80,977
Tredegar Corp.	7,477	78,359
Trinseo PLC	2,029	72,577
Warrior Met Coal, Inc.	2,462	78,612
		2,894,188
Real Estate-7.88%
Acadia Realty Trust(c)	4,998	85,616
Agree Realty Corp.	1,271	101,159
Alexander & Baldwin, Inc.(c)	4,649	92,562
American Assets Trust, Inc.	2,895	87,516
Anywhere Real Estate, Inc.(b)	8,160	81,029
Armada Hoffler Properties, Inc.	6,613	93,772
Brandywine Realty Trust	8,640	80,784
CareTrust REIT, Inc.(c)	4,823	99,595
Centerspace	1,107	95,080
Chatham Lodging Trust(b)	7,294	88,695
Community Healthcare Trust, Inc.(c)	2,465	96,012
DiamondRock Hospitality Co.(b)	9,276	86,081
Diversified Healthcare Trust	43,619	75,461
Douglas Elliman, Inc.	17,431	104,586
Easterly Government Properties, Inc.(c)	4,641	94,073
Essential Properties Realty Trust, Inc.	4,109	99,109
Four Corners Property Trust, Inc.	3,353	98,008
Franklin Street Properties Corp.	21,341	80,882
Getty Realty Corp.	3,304	96,939
Global Net Lease, Inc.(c)	6,346	95,761
Hersha Hospitality Trust(b)	7,644	77,052
Industrial Logistics Properties Trust	6,192	62,106
Innovative Industrial Properties, Inc.(c)	693	66,812
iStar, Inc.(c)	5,791	96,768
LTC Properties, Inc.	2,318	97,124
LXP Industrial Trust	8,248	90,481
Marcus & Millichap, Inc.	2,357	96,448
NexPoint Residential Trust, Inc.	1,360	90,494
Office Properties Income Trust	4,323	89,832
Orion Office REIT, Inc.	7,409	81,054
RE/MAX Holdings, Inc., Class A	3,714	94,113
Retail Opportunity Investments Corp.	5,401	94,302
RPT Realty	8,320	90,438
Safehold, Inc.	2,332	99,437
Saul Centers, Inc.	1,992	104,142
Service Properties Trust	14,060	91,952
SITE Centers Corp.	6,536	95,491
St. Joe Co. (The)	1,934	81,267
Summit Hotel Properties, Inc.(b)	10,481	82,276
Sunstone Hotel Investors, Inc.(b)(c)	9,441	106,967
Tanger Factory Outlet Centers, Inc.	5,641	91,779
Uniti Group, Inc.	8,435	84,097
Universal Health Realty Income Trust	1,689	91,037
Urban Edge Properties	5,366	88,163
Urstadt Biddle Properties, Inc., Class A	5,442	100,133
Veris Residential, Inc.(b)(c)	5,821	81,203
Washington REIT	3,720	82,472
Whitestone REIT	7,943	89,200
Xenia Hotels & Resorts, Inc.(b)	5,232	85,909
		4,415,269

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-1.34%
American States Water Co.	1,132	$98,677
Avista Corp.	2,085	88,112
California Water Service Group	1,655	99,433
Chesapeake Utilities Corp.	693	95,031
Middlesex Water Co.	1,066	101,387
Northwest Natural Holding Co.	1,654	88,770
South Jersey Industries, Inc.(c)	2,626	90,019
Unitil Corp.	1,590	87,084
		748,513
Total Common Stocks & Other Equity Interests (Cost $65,043,237)		55,977,619
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g) (Cost $19,836)	19,836	19,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $65,063,073)		55,997,455
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.50%
Invesco Private Government Fund, 1.77%(f)(g)(h)	4,701,651	$4,701,651
Invesco Private Prime Fund, 1.89%(f)(g)(h)	11,260,055	11,260,055
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,962,074)		15,961,706
TOTAL INVESTMENTS IN SECURITIES-128.49% (Cost $81,025,147)		71,959,161
OTHER ASSETS LESS LIABILITIES-(28.49)%		(15,956,185)
NET ASSETS-100.00%		$56,002,976

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$85,792	$22,366	$(23,246)	$22,433	$129	$107,474	$5,246
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	25,492	648,967	(654,623)	-	-	19,836	133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,207,827	4,805,905	(5,312,081)	-	-	4,701,651	11,418*
Invesco Private Prime Fund	12,146,569	10,047,974	(10,934,514)	(1,517)	1,543	11,260,055	32,352*
Total	$17,465,680	$15,525,212	$(16,924,464)	$20,916	$1,672	$16,089,016	$49,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,790,895,783	$-	$-	$31,790,895,783
Money Market Funds	-	2,162,027,588	-	2,162,027,588
Total Investments	$31,790,895,783	$2,162,027,588	$-	$33,952,923,371
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,833,920	$-	$-	$32,833,920
Money Market Funds	-	3,946,829	-	3,946,829
Total Investments	$32,833,920	$3,946,829	$-	$36,780,749
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$317,596,644	$-	$-	$317,596,644
Money Market Funds	69,704	46,076,589	-	46,146,293
Total Investments	$317,666,348	$46,076,589	$-	$363,742,937
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$636,077,131	$-	$-	$636,077,131
Money Market Funds	-	33,956,265	-	33,956,265
Total Investments	$636,077,131	$33,956,265	$-	$670,033,396
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$487,347,580	$-	$-	$487,347,580
Money Market Funds	248,920	12,978,931	-	13,227,851
Total Investments	$487,596,500	$12,978,931	$-	$500,575,431

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$436,760,111	$-	$-	$436,760,111
Money Market Funds	-	13,609,232	-	13,609,232
Total Investments	$436,760,111	$13,609,232	$-	$450,369,343
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$931,083,253	$-	$-	$931,083,253
Money Market Funds	640,995	648,861	-	1,289,856
Total Investments	$931,724,248	$648,861	$-	$932,373,109
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$318,131,464	$-	$-	$318,131,464
Money Market Funds	173,485	12,327,240	-	12,500,725
Total Investments	$318,304,949	$12,327,240	$-	$330,632,189
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$412,085,471	$-	$-	$412,085,471
Money Market Funds	98,828	14,525,322	-	14,624,150
Total Investments	$412,184,299	$14,525,322	$-	$426,709,621
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$135,629,322	$-	$-	$135,629,322
Money Market Funds	29,300	4,673,657	-	4,702,957
Total Investments	$135,658,622	$4,673,657	$-	$140,332,279
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,151,808,705	$-	$-	$2,151,808,705
Money Market Funds	776,767	92,196,679	-	92,973,446
Total Investments	$2,152,585,472	$92,196,679	$-	$2,244,782,151
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$398,837,482	$-	$-	$398,837,482
Money Market Funds	106,668	19,598,962	-	19,705,630
Total Investments	$398,944,150	$19,598,962	$-	$418,543,112
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$115,811,516	$-	$-	$115,811,516
Money Market Funds	31,590	32,785,216	-	32,816,806
Total Investments	$115,843,106	$32,785,216	$-	$148,628,322
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,977,619	$-	$-	$55,977,619
Money Market Funds	19,836	15,961,706	-	15,981,542
Total Investments	$55,997,455	$15,961,706	$-	$71,959,161